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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ALAMBIC SMALL CAP VALUE PLUS FUND

ALAMBIC SMALL CAP GROWTH PLUS FUND

Annual Report

August 31, 2016

ALAMBIC FUNDS LETTER TO SHAREHOLDERS	September 16, 2016

It’s hard to believe that Alambic Investment Management LP has been in the mutual fund business now for over a year. Alambic Small Cap Value Plus Fund (ALAMX) has a 12-month track record as of August 31, 2016 and Alambic Small Cap Growth Plus Fund (ALGSX) is following right behind with 8 months under its belt. Although we always have room to improve our returns, we are very happy with our progress to date, and we are well within the bounds of our original expectations.

In regards to the broader market, small cap stocks (“Small Caps”) continue to do well. With volatility remaining low and credit spreads continuing to narrow, the Small Cap rally that began following February 2016 has continued and has helped to boost the returns of both of our funds. Since the February cycle lows, Small Caps have rallied an impressive 30% through August 2016 versus 25% for Mid-Caps and 20% for Large Caps. Unlike mid-cap stocks (“Mid-Caps) and large cap stocks (“Large Caps”), Small Caps are still 5% off their cycle highs last year. Concerns persist in the market that Small Caps are expensive with the forward price-to-earnings ratios at 17.3x at the end of August relative to the historical average of 15.3x. This however is still well below the cycle high of 19.3x in 2013.

Looking forward, as the equity markets gradually grind higher, we continue to see an elevated risk of correction in the coming months which we would expect to disproportionately impact Small Caps. Current high valuations, high expectations for growth, an increase in bullish positioning by managers and very low volatility point to a complacent market ripe for disappointment. Weak credit fundamentals, a potentially tightening Fed along with corresponding higher volatility around election time could provide the catalysts for disappointment.

The potential silver lining in all of this is that lower prices may help to reverse the mutual fund and exchange-traded fund (“ETF”) outflows that we have seen in the market this year. Recent flow data indicates it may already be happening.

Since inception, September 1, 2015, through August 31, 2016, ALAMX delivered a return of 16.31% versus its benchmark the Russell 2000® Value Index at 17.09%. Year-to-date (“YTD”) through August 31, 2016 ALAMX delivered a return of 14.06% versus the Russell 2000® Value Index at 14.58%.

Since inception, December 29, 2015, through August 31, 2016, ALGSX delivered a return of 11.40% versus its benchmark the Russell 2000® Growth Index at 3.74%. YTD through August 31, 2016, ALGSX delivered a return of 13.44% versus the Russell 2000® Growth Index at 5.96%.

Our tracking error to our benchmark for ALAMX has averaged 3.84% since inception through August 31, 2016 and for ALGSX, 5.01% for the same period.

Portfolio turnover for our past quarter is averaging 340% annualized for ALAMX and 296% for ALGSX. Both have increased slightly as a result of the increased trading in the portfolios during our re-weighting in June but they are consistent with our assumptions at the time we launched the funds.

1

At this point in the evolution of our mutual fund business, we are quite pleased with each fund’s performance relative to its benchmark and more importantly, our peer groups. We have spent much of the last 12 months tweaking the ALAMX portfolio in an effort to offset through superior stock selection our traditional underweight in the Financials, REITs, and Utilities sectors. In the past two months as each fund’s performance has improved relative to its benchmark, we believe we are making progress. We will continue to work on building the optimal portfolio that will provide attractive returns relative to each fund’s benchmark and its peers.

While we are managing both funds well within our original assumptions for performance, tracking error, and portfolio turnover, and any minor portfolio modifications are an effort to boost returns. Our quantitative approach to stock selection appears to be performing well and we have proven with our portfolio reweighting this year that we can continue to extract performance improvements going forward.

Thank you for your ongoing trust and commitment.

Sincerely

Albert Richards	Brian Thompson	Rob Slaymaker
CEO	CRO	Partner

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-890-8988.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit our website at https://alambicfunds.com or call 1-888-890-8988 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Alambic Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of August 31, 2016, please see the Schedules of Investments sections of the annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

ALAMBIC SMALL CAP VALUE PLUS FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $50,000 Investment
in Alambic Small Cap Value Plus Fund versus the
Russell 2000® Value Index.

Total Returns (for the period ended August 31, 2016)
Since Inception(b)
Alambic Small Cap Value Plus Fund (a)	16.31%
Russell 2000® Value Index	17.09%

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	Commencement of operations for Alambic Small Cap Value Plus Fund was September 1, 2015.

4

ALAMBIC SMALL CAP GROWTH PLUS FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $50,000 Investment
in Alambic Small Cap Growth Plus Fund versus the
Russell 2000® Growth Index.

Total Returns (for the period ended August 31, 2016)
Since Inception(b)
Alambic Small Cap Growth Plus Fund (a)	11.40%
Russell 2000® Growth Index	3.74%

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	Commencement of operations for Alambic Small Cap Growth Plus Fund was December 29, 2015.

5

ALAMBIC SMALL CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
MSG Networks, Inc. - Class A	1.8%
Alpha & Omega Semiconductor Ltd.	1.6%
Greif, Inc. - Class A	1.6%
SUPERVALU, Inc.	1.4%
SpartanNash Company	1.4%
Quad/Graphics, Inc. - Class A	1.4%
Vectrus, Inc.	1.2%
Acacia Research Corporation	1.1%
Chase Corporation	1.1%
Stepan Company	1.1%

6

ALAMBIC SMALL CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Accuray, Inc.	1.7%
CSG Systems International, Inc.	1.7%
Convergys Corporation	1.5%
Chase Corporation	1.4%
MSG Networks, Inc. - Class A	1.4%
Unisys Corporation	1.4%
Ironwood Pharmaceuticals, Inc. - Class A	1.4%
HRG Group, Inc.	1.3%
Kimball International, Inc. - Class B	1.2%
General Cable Corporation	1.2%

7

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 96.4%	Shares	Value
Consumer Discretionary — 16.3%
Auto Components — 0.4%
Modine Manufacturing Company (a)	600	$6,426
Tower International, Inc.	200	4,860
		11,286
Diversified Consumer Services — 1.5%
Career Education Corporation (a)	2,900	18,966
K12, Inc. (a)	1,483	17,722
Liberty Tax, Inc. - Class A	200	2,718
		39,406
Hotels, Restaurants & Leisure — 2.7%
Bravo Brio Restaurant Group, Inc. (a)	300	1,410
Caesars Acquisition Company - Class A (a)	1,300	15,821
Century Casinos, Inc. (a)	2,300	14,697
Intrawest Resorts Holdings, Inc. (a)	500	7,460
J. Alexander's Holdings, Inc. (a)	800	7,976
Potbelly Corporation (a)	600	7,776
RCI Hospitality Holdings, Inc.	100	1,099
Red Lion Hotels Corporation (a)	300	1,962
Scientific Games Corporation - Class A (a)	300	2,475
Speedway Motorsports, Inc.	500	8,945
		69,621
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	200	4,952
Flexsteel Industries, Inc.	350	16,607
Libbey, Inc.	600	10,638
TRI Pointe Group, Inc. (a)	100	1,356
		33,553
Internet & Catalog Retail — 0.9%
FTD Companies, Inc. (a)	600	14,100
RetailMeNot, Inc. (a)	800	9,048
		23,148
Leisure Products — 0.7%
Callaway Golf Company	1,000	11,420
Johnson Outdoors, Inc. - Class A	200	6,730
		18,150
Media — 2.6%
Lee Enterprises, Inc. (a)	1,300	3,627
MSG Networks, Inc. - Class A (a)	2,600	45,448
Radio One, Inc. - Class D (a)	1,800	6,228
Scholastic Corporation	50	2,013
TEGNA, Inc.	400	8,104
		65,420

See accompanying notes to financial statements.

8

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Consumer Discretionary — 16.3% (Continued)
Multi-Line Retail — 0.1%
Dillard's, Inc. - Class A	50	$3,012

Specialty Retail — 4.3%
Aaron's, Inc.	200	4,872
Cato Corporation (The) - Class A	250	8,570
Citi Trends, Inc.	1,400	27,370
Haverty Furniture Companies, Inc.	300	6,000
Kirkland's, Inc. (a)	200	2,506
Office Depot, Inc.	3,800	13,984
Rent-A-Center, Inc.	1,500	18,330
Shoe Carnival, Inc.	703	20,851
Tilly's, Inc. - Class A (a)	600	5,244
West Marine, Inc. (a)	200	1,846
		109,573
Textiles, Apparel & Luxury Goods — 1.8%
Cherokee, Inc. (a)	800	9,008
Crocs, Inc. (a)	1,300	11,232
Perry Ellis International, Inc. (a)	1,400	26,096
		46,336
Consumer Staples — 6.7%
Beverages — 0.1%
Cott Corporation	200	3,188

Food & Staples Retailing — 4.6%
SpartanNash Company	1,100	35,222
SUPERVALU, Inc. (a)	6,600	36,168
Village Super Market, Inc. - Class A	600	19,194
Weis Markets, Inc.	550	28,017
		118,601
Food Products — 0.9%
Darling Ingredients, Inc. (a)	100	1,408
Dean Foods Company	200	3,442
Farmer Brothers Company (a)	400	12,808
Omega Protein Corporation (a)	200	5,042
		22,700
Household Products — 0.7%
Central Garden & Pet Company (a)	400	10,272
Oil-Dri Corporation of America	200	7,558
		17,830
Personal Products — 0.4%
Avon Products, Inc.	1,600	9,120

See accompanying notes to financial statements.

9

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Energy — 3.6%
Energy Equipment & Services — 1.2%
Dawson Geophysical Company (a)	800	$5,768
Gulf Island Fabrication, Inc.	300	2,640
Natural Gas Services Group, Inc. (a)	400	9,456
Oceaneering International, Inc.	100	2,652
PHI, Inc. (a)	200	3,726
RigNet, Inc. (a)	100	1,262
SAExploration Holdings, Inc. (a)	100	1,090
Unit Corporation (a)	200	3,418
Willbros Group, Inc. (a)	500	970
		30,982
Oil, Gas & Consumable Fuels — 2.4%
Chesapeake Energy Corporation (a)	1,200	7,620
Clean Energy Fuels Corporation (a)	2,400	10,488
Denbury Resources, Inc. (a)	600	1,848
EP Energy Corporation - Class A (a)	200	824
Green Plains, Inc.	300	7,284
Pacific Ethanol, Inc. (a)	400	2,584
REX American Resources Corporation (a)	300	24,132
Western Refining, Inc.	200	5,032
Westmoreland Coal Company (a)	100	767
		60,579
Financials — 25.0%
Banks — 12.7%
Associated Banc-Corp	400	7,936
BancorpSouth, Inc.	500	12,450
BOK Financial Corporation	100	6,907
Cathay General Bancorp	300	9,426
Citigroup, Inc.	150	7,161
Columbia Banking System, Inc.	300	9,912
Commerce Bancshares, Inc.	262	13,278
Cullen/Frost Bankers, Inc.	190	13,851
CVB Financial Corporation	200	3,558
East West Bancorp, Inc.	100	3,714
F.N.B. Corporation	400	4,996
First Bancorp (Puerto Rico) (a)	600	2,940
First Citizens BancShares, Inc. - Class A	20	5,698
First Horizon National Corporation	800	12,304
Fulton Financial Corporation	500	7,230
Glacier Bancorp, Inc.	100	2,994
Great Western Bancorp, Inc.	100	3,424
Hancock Holding Company	200	6,526

See accompanying notes to financial statements.

10

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Financials — 25.0% (Continued)
Banks — 12.7% (Continued)
Hilltop Holdings, Inc. (a)	300	$6,792
Huntington Bancshares, Inc.	1,204	12,052
IBERIABANK Corporation	50	3,438
International Bancshares Corporation	100	2,965
Investors Bancorp, Inc.	100	1,225
LegacyTexas Financial Group, Inc.	100	3,033
MB Financial, Inc.	550	21,549
Old National Bancorp	400	5,664
PacWest Bancorp	150	6,496
People's United Financial, Inc.	200	3,250
Popular, Inc.	100	3,931
PrivateBancorp, Inc.	200	9,190
Prosperity Bancshares, Inc.	450	24,962
Sterling Bancorp	300	5,355
Synovus Financial Corporation	250	8,270
TCF Financial Corporation	500	7,325
Texas Capital Bancshares, Inc. (a)	100	5,252
UMB Financial Corporation	150	9,120
Umpqua Holdings Corporation	700	11,494
United Bankshares, Inc.	150	5,910
Webster Financial Corporation	550	21,247
Western Alliance Bancorp (a)	100	3,822
Wintrust Financial Corporation	50	2,779
Zions Bancorporation	200	6,118
		325,544
Capital Markets — 0.1%
American Capital Ltd. (a)	200	3,378

Consumer Finance — 0.8%
Navient Corporation	500	7,190
Nelnet, Inc. - Class A	200	7,080
OneMain Holdings, Inc. (a)	100	3,101
Santander Consumer USA Holdings, Inc. (a)	200	2,516
		19,887
Diversified Financial Services — 0.3%
MarketAxess Holdings, Inc.	40	6,742
On Deck Capital, Inc. (a)	300	1,899
		8,641
Insurance — 1.0%
American Equity Investment Life Holding Company	200	3,524
Assurant, Inc.	20	1,791

See accompanying notes to financial statements.

11

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Financials — 25.0% (Continued)
Insurance — 1.0% (Continued)
Genworth Financial, Inc. - Class A (a)	800	$3,784
Marsh & McLennan Companies, Inc.	120	8,116
MBIA, Inc. (a)	400	3,224
Primerica, Inc.	50	2,846
RLI Corporation	50	3,549
		26,834
Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	450	16,623
Altisource Residential Corporation	300	3,291
American Campus Communities, Inc.	50	2,505
American Tower Corporation	70	7,937
AvalonBay Communities, Inc.	30	5,250
Capstead Mortgage Corporation	1,200	11,904
Communications Sales & Leasing, Inc.	100	3,120
CubeSmart	200	5,506
CyrusOne, Inc.	100	5,084
DCT Industrial Trust, Inc.	150	7,306
Douglas Emmett, Inc.	100	3,756
Education Realty Trust, Inc.	100	4,531
Equity One, Inc.	200	6,208
Extra Space Storage, Inc.	60	4,833
Federal Realty Investment Trust	50	7,950
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	850	20,383
Healthcare Realty Trust, Inc.	100	3,506
Ladder Capital Corporation	900	11,952
Lexington Realty Trust	300	3,237
MFA Financial, Inc.	1,100	8,492
Monogram Residential Trust, Inc.	1,000	10,520
New Residential Investment Corporation	900	12,915
Prologis, Inc.	350	18,589
Public Storage	50	11,197
Redwood Trust, Inc.	200	2,960
Resource Capital Corporation	100	1,327
Starwood Property Trust, Inc.	700	16,030
STORE Capital Corporation	800	23,704
Two Harbors Investment Corporation	1,100	9,790
Vornado Realty Trust	20	2,066
Weingarten Realty Investors	50	2,063
		254,535
Real Estate Management & Development — 0.2%
St. Joe Company (The) (a)	200	3,778

See accompanying notes to financial statements.

12

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Health Care — 6.5%
Biotechnology — 1.4%
Acorda Therapeutics, Inc. (a)	100	$2,408
Array BioPharma, Inc. (a)	1,300	4,459
PDL BioPharma, Inc.	3,000	8,730
Retrophin, Inc. (a)	400	6,408
Spectrum Pharmaceuticals, Inc. (a)	2,500	13,275
		35,280
Health Care Equipment & Supplies — 2.9%
Accuray, Inc. (a)	800	4,264
AngioDynamics, Inc. (a)	1,300	21,502
Electromed, Inc. (a)	700	3,773
Exactech, Inc. (a)	500	13,895
Halyard Health, Inc. (a)	600	21,870
Invacare Corporation	200	2,374
Lantheus Holdings, Inc. (a)	600	5,712
RTI Surgical, Inc. (a)	600	1,926
		75,316
Health Care Providers & Services — 0.9%
Alliance HealthCare Services, Inc. (a)	100	630
Five Star Quality Care, Inc. (a)	4,800	10,176
Healthways, Inc. (a)	400	10,004
National HealthCare Corporation	50	3,249
		24,059
Health Care Technology — 0.3%
Computer Programs & Systems, Inc.	200	5,164
Simulations Plus, Inc.	300	2,586
		7,750
Pharmaceuticals — 1.0%
Prestige Brands Holdings, Inc. (a)	540	25,990

Industrials — 14.0%
Aerospace & Defense — 2.6%
AAR Corporation	100	2,461
Moog, Inc. - Class A (a)	200	11,798
National Presto Industries, Inc.	120	10,471
Triumph Group, Inc.	400	12,744
Vectrus, Inc. (a)	900	30,366
		67,840
Air Freight & Logistics — 0.4%
Park-Ohio Holdings Corporation	250	9,220

See accompanying notes to financial statements.

13

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Industrials — 14.0% (Continued)
Building Products — 0.6%
Continental Building Products, Inc. (a)	200	$4,442
Ply Gem Holdings, Inc. (a)	800	11,176
		15,618
Commercial Services & Supplies — 2.7%
ACCO Brands Corporation (a)	1,000	10,000
ARC Document Solutions, Inc. (a)	700	2,366
Ennis, Inc.	300	4,974
Kimball International, Inc. - Class B	700	8,715
Quad/Graphics, Inc. - Class A	1,300	35,217
West Corporation	300	7,029
		68,301
Construction & Engineering — 0.2%
Goldfield Corporation (The) (a)	800	2,376
Sterling Construction Company, Inc. (a)	300	1,935
		4,311
Electrical Equipment — 0.4%
General Cable Corporation	300	4,839
Powell Industries, Inc.	150	5,963
		10,802
Machinery — 3.7%
AGCO Corporation	350	16,989
Briggs & Stratton Corporation	300	5,703
Chart Industries, Inc. (a)	100	3,012
Commercial Vehicle Group, Inc. (a)	2,200	11,858
Gencor Industries, Inc. (a)	1,450	16,602
Hurco Companies, Inc.	500	13,505
Lydall, Inc. (a)	100	4,804
Meritor, Inc. (a)	200	2,230
Navistar International Corporation (a)	900	12,636
Supreme Industries, Inc. - Class A	100	1,724
TriMas Corporation (a)	200	3,836
Wabash National Corporation (a)	100	1,395
		94,294
Professional Services — 1.7%
Acacia Research Corporation	4,900	29,302
Heidrick & Struggles International, Inc.	100	1,869
Resources Connection, Inc.	800	12,072
		43,243
Road & Rail — 1.4%
ArcBest Corporation	400	7,324
Marten Transport Ltd.	100	2,157

See accompanying notes to financial statements.

14

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Industrials — 14.0% (Continued)
Road & Rail — 1.4% (Continued)
YRC Worldwide, Inc. (a)	2,400	$27,816
		37,297
Trading Companies & Distributors — 0.2%
WESCO International, Inc. (a)	100	6,216

Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc. (a)	200	2,748

Information Technology — 14.5%
Communications Equipment — 0.7%
Bel Fuse, Inc. - Class B	500	11,485
Digi International, Inc. (a)	600	6,882
		18,367
Electronic Equipment, Instruments & Components — 1.3%
Electro Scientific Industries, Inc. (a)	3,200	17,824
Insight Enterprises, Inc. (a)	200	6,120
KEMET Corporation (a)	300	1,023
PC Connection, Inc.	200	5,214
TTM Technologies, Inc. (a)	300	3,219
		33,400
Internet Software & Services — 1.3%
Limelight Networks, Inc. (a)	1,000	1,780
Liquidity Services, Inc. (a)	400	4,000
MeetMe, Inc. (a)	100	576
Monster Worldwide, Inc. (a)	2,700	9,882
QuinStreet, Inc. (a)	2,500	7,650
Rocket Fuel, Inc. (a)	500	1,500
Travelzoo, Inc. (a)	600	7,548
		32,936
IT Services — 2.8%
Convergys Corporation	800	23,864
ManTech International Corporation - Class A	250	10,010
NeuStar, Inc. - Class A (a)	700	17,787
Unisys Corporation (a)	2,100	21,210
		72,871
Semiconductors & Semiconductor Equipment — 4.7%
Alpha & Omega Semiconductor Ltd. (a)	2,000	42,140
Cohu, Inc.	1,600	17,392
IXYS Corporation	1,700	19,754
SunEdison Semiconductor Ltd. (a)	500	5,745
Teradyne, Inc.	1,100	23,166

See accompanying notes to financial statements.

15

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Information Technology — 14.5% (Continued)
Semiconductors & Semiconductor Equipment — 4.7% (Continued)
Xcerra Corporation (a)	2,000	$11,720
		119,917
Software — 2.6%
American Software, Inc. - Class A	2,000	20,820
BSQUARE Corporation (a)	1,400	7,000
Epiq Systems, Inc.	400	6,568
Progress Software Corporation (a)	100	2,901
QAD, Inc. - Class A	654	15,153
Rovi Corporation (a)	100	2,047
Rubicon Project, Inc. (The) (a)	200	1,700
Zynga, Inc. - Class A (a)	4,000	10,920
		67,109
Technology Hardware, Storage & Peripherals — 1.1%
Avid Technology, Inc. (a)	1,900	17,081
HP, Inc.	200	2,874
Hutchinson Technology, Inc. (a)	1,200	1,800
Lexmark International, Inc. - Class A	150	5,372
		27,127
Materials — 9.6%
Chemicals — 5.3%
Cabot Corporation	100	4,986
Chase Corporation	440	28,323
Codexis, Inc. (a)	1,400	5,838
Core Molding Technologies, Inc. (a)	500	7,325
Huntsman Corporation	200	3,458
OMNOVA Solutions, Inc. (a)	2,430	24,300
Rayonier Advanced Materials, Inc.	300	3,690
Stepan Company	400	28,104
Tredegar Corporation	700	13,188
Trinseo S.A.	300	17,358
		136,570
Construction Materials — 1.0%
Headwaters, Inc. (a)	800	14,504
United States Lime & Minerals, Inc.	170	10,902
		25,406
Containers & Packaging — 1.7%
Greif, Inc. - Class A	950	40,499
Myers Industries, Inc.	300	4,305
		44,804

See accompanying notes to financial statements.

16

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Materials — 9.6% (Continued)
Metals & Mining — 1.6%
AK Steel Holding Corporation (a)	1,500	$6,690
Gold Resource Corporation	1,100	5,742
Handy & Harman Ltd. (a)	100	2,235
Materion Corporation	600	17,604
Olympic Steel, Inc.	300	5,799
Schnitzer Steel Industries, Inc. - Class A	100	1,878
		39,948
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	100	2,780
FairPoint Communications, Inc. (a)	100	1,394
		4,174

Total Investments at Value — 96.4% (Cost $2,076,779)		$2,476,016

Other Assets in Excess of Liabilities — 3.6%		91,030

Net Assets — 100.0%		$2,567,046

(a)	Non-income producing security.
See accompanying notes to financial statements.

17

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 96.8%	Shares	Value
Consumer Discretionary — 17.6%
Auto Components — 0.9%
Horizon Global Corporation (a)	100	$1,782
Metaldyne Performance Group, Inc.	700	11,109
Modine Manufacturing Company (a)	300	3,213
Tenneco, Inc. (a)	60	3,350
		19,454
Automobiles — 0.6%
Thor Industries, Inc.	160	12,984

Diversified Consumer Services — 0.6%
Bridgepoint Education, Inc. (a)	117	848
Career Education Corporation (a)	700	4,578
K12, Inc. (a)	400	4,780
Liberty Tax, Inc. - Class A	200	2,718
		12,924
Hotels, Restaurants & Leisure — 3.8%
Bloomin' Brands, Inc.	800	15,632
Bojangles', Inc. (a)	500	8,075
Bravo Brio Restaurant Group, Inc. (a)	300	1,410
Buffalo Wild Wings, Inc. (a)	10	1,622
Caesars Acquisition Company - Class A (a)	900	10,953
Century Casinos, Inc. (a)	1,975	12,620
Intrawest Resorts Holdings, Inc. (a)	100	1,492
Isle of Capri Casinos, Inc. (a)	100	1,735
Potbelly Corporation (a)	700	9,072
RCI Hospitality Holdings, Inc.	200	2,198
Scientific Games Corporation - Class A (a)	2,400	19,800
Speedway Motorsports, Inc.	100	1,789
		86,398
Household Durables — 2.5%
Bassett Furniture Industries, Inc.	600	14,856
Ethan Allen Interiors, Inc.	300	10,038
La-Z-Boy, Inc.	350	9,334
Libbey, Inc.	500	8,865
Tupperware Brands Corporation	200	13,106
		56,199
Internet & Catalog Retail — 0.7%
Groupon, Inc. - Class A (a)	1,100	5,863
HSN, Inc.	150	6,267
Nutrisystem, Inc.	100	2,882
		15,012

See accompanying notes to financial statements.

18

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Consumer Discretionary — 17.6% (Continued)
Leisure Products — 0.7%
Callaway Golf Company	800	$9,136
MCBC Holdings, Inc.	400	4,776
Sturm, Ruger & Company, Inc.	20	1,226
		15,138
Media — 3.5%
Discovery Communications, Inc. - Series A (a)	650	16,581
DISH Network Corporation - Class A (a)	50	2,512
Lee Enterprises, Inc. (a)	3,300	9,207
MSG Networks, Inc. - Class A (a)	1,800	31,464
Radio One, Inc. - Class D (a)	1,200	4,152
Starz - Series A (a)	500	15,595
		79,511
Multi-Line Retail — 0.3%
Big Lots, Inc.	130	6,412

Specialty Retail — 3.1%
American Eagle Outfitters, Inc.	200	3,708
Chico's FAS, Inc.	1,600	20,288
Christopher & Banks Corporation (a)	600	888
Citi Trends, Inc.	300	5,865
Hibbett Sports, Inc. (a)	400	15,348
Kirkland's, Inc. (a)	300	3,759
MarineMax, Inc. (a)	200	3,966
Shoe Carnival, Inc.	300	8,898
Stein Mart, Inc.	800	6,432
		69,152
Textiles, Apparel & Luxury Goods — 0.9%
Cherokee, Inc. (a)	1,000	11,260
Crocs, Inc. (a)	1,200	10,368
		21,628
Consumer Staples — 4.2%
Beverages — 0.7%
Boston Beer Company, Inc. (The) - Class A (a)	30	5,479
Cott Corporation	100	1,594
Dr Pepper Snapple Group, Inc.	100	9,370
		16,443
Food & Staples Retailing — 1.3%
SpartanNash Company	250	8,005
SUPERVALU, Inc. (a)	900	4,932
Village Super Market, Inc. - Class A	100	3,199
Weis Markets, Inc.	250	12,735
		28,871

See accompanying notes to financial statements.

19

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Consumer Staples — 4.2% (Continued)
Food Products — 0.2%
Darling Ingredients, Inc.	100	$1,408
Flowers Foods, Inc.	100	1,491
Rocky Mountain Chocolate Factory, Inc.	200	2,186
		5,085
Household Products — 1.4%
Central Garden & Pet Company (a)	100	2,568
HRG Group, Inc. (a)	1,800	29,106
		31,674
Personal Products — 0.6%
Medifast, Inc.	350	12,870

Energy — 1.5%
Energy Equipment & Services — 0.6%
Dawson Geophysical Company (a)	400	2,884
Gulf Island Fabrication, Inc.	300	2,640
RigNet, Inc. (a)	100	1,262
SAExploration Holdings, Inc. (a)	100	1,090
Willbros Group, Inc. (a)	3,000	5,820
		13,696
Oil, Gas & Consumable Fuels — 0.9%
Carrizo Oil & Gas, Inc. (a)	100	3,829
Chesapeake Energy Corporation (a)	600	3,810
EP Energy Corporation - Class A (a)	100	412
Murphy Oil Corporation	100	2,672
ONEOK, Inc.	150	7,034
Southwestern Energy Company (a)	200	2,782
		20,539
Financials — 0.6%
Capital Markets — 0.3%
Charles Schwab Corporation (The)	100	3,146
Financial Engines, Inc.	100	3,197
		6,343
Consumer Finance — 0.3%
LendingClub Corporation (a)	1,300	7,033

Health Care — 21.5%
Biotechnology — 8.0%
AbbVie, Inc.	160	10,256
ARIAD Pharmaceuticals, Inc. (a)	400	4,136
Biogen, Inc. (a)	20	6,113
BioSpecifics Technologies Corporation (a)	50	1,829

See accompanying notes to financial statements.

20

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Health Care — 21.5% (Continued)
Biotechnology — 8.0% (Continued)
Celgene Corporation (a)	60	$6,404
FibroGen, Inc. (a)	800	13,848
Genomic Health, Inc. (a)	400	10,588
Halozyme Therapeutics, Inc. (a)	800	7,840
Incyte Corporation (a)	20	1,622
Ironwood Pharmaceuticals, Inc. - Class A (a)	2,300	30,682
Lexicon Pharmaceuticals, Inc. (a)	200	2,776
MacroGenics, Inc. (a)	100	2,981
Medivation, Inc. (a)	200	16,112
Myriad Genetics, Inc. (a)	450	9,162
Neurocrine Biosciences, Inc. (a)	50	2,423
Progenics Pharmaceuticals, Inc. (a)	1,400	8,792
Puma Biotechnology, Inc. (a)	50	2,957
Raptor Pharmaceutical Corporation (a)	200	1,490
Regeneron Pharmaceuticals, Inc. (a)	10	3,926
Repligen Corporation (a)	150	4,649
Seattle Genetics, Inc. (a)	210	9,356
Spectrum Pharmaceuticals, Inc. (a)	1,000	5,310
TESARO, Inc. (a)	20	1,694
Vertex Pharmaceuticals, Inc. (a)	140	13,231
Xencor, Inc. (a)	100	2,113
		180,290
Health Care Equipment & Supplies — 4.8%
Accuray, Inc. (a)	7,100	37,843
AngioDynamics, Inc. (a)	1,500	24,810
Electromed, Inc. (a)	400	2,156
FONAR Corporation (a)	100	2,056
Halyard Health, Inc. (a)	200	7,290
Hill-Rom Holdings, Inc.	210	12,455
Hologic, Inc. (a)	350	13,447
Insulet Corporation (a)	100	4,233
Lantheus Holdings, Inc. (a)	400	3,808
		108,098
Health Care Providers & Services — 4.1%
Aceto Corporation	1,300	26,247
Alliance HealthCare Services, Inc. (a)	200	1,260
BioTelemetry, Inc. (a)	400	7,388
Express Scripts Holding Company (a)	160	11,632
Five Star Quality Care, Inc. (a)	2,900	6,148
Healthways, Inc. (a)	500	12,505
HMS Holdings Corporation (a)	700	15,267

See accompanying notes to financial statements.

21

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Health Care — 21.5% (Continued)
Health Care Providers & Services — 4.1% (Continued)
National Research Corporation - Class A	685	$10,844
		91,291
Health Care Technology — 1.9%
Computer Programs & Systems, Inc.	400	10,328
Cotiviti Holdings, Inc. (a)	200	6,648
IMS Health Holdings, Inc. (a)	100	2,982
Press Ganey Holdings, Inc. (a)	350	14,101
Quality Systems, Inc.	400	4,708
Simulations Plus, Inc.	500	4,310
		43,077
Life Sciences Tools & Services — 0.4%
INC Research Holdings, Inc. - Class A (a)	200	8,726

Pharmaceuticals — 2.3%
Akorn, Inc. (a)	100	2,692
Corcept Therapeutics, Inc. (a)	2,500	13,325
Depomed, Inc. (a)	200	4,058
Innoviva, Inc.	200	2,218
Nektar Therapeutics (a)	100	1,785
Phibro Animal Health Corporation - Class A	100	2,427
Prestige Brands Holdings, Inc. (a)	520	25,028
		51,533
Industrials — 16.9%
Aerospace & Defense — 1.6%
Moog, Inc. - Class A (a)	150	8,849
Vectrus, Inc. (a)	800	26,992
		35,841
Air Freight & Logistics — 0.7%
Hub Group, Inc. - Class A (a)	250	10,187
Park-Ohio Holdings Corporation	150	5,532
		15,719
Airlines — 0.5%
Hawaiian Holdings, Inc. (a)	250	11,745

Building Products — 1.5%
American Woodmark Corporation (a)	40	3,480
Continental Building Products, Inc. (a)	300	6,663
Gibraltar Industries, Inc. (a)	100	3,816
Insteel Industries, Inc.	300	9,990
Ply Gem Holdings, Inc. (a)	100	1,397
Trex Company, Inc. (a)	150	9,291
		34,637

See accompanying notes to financial statements.

22

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Industrials — 16.9% (Continued)
Commercial Services & Supplies — 4.2%
Brady Corporation - Class A	450	$15,070
Brink's Company (The)	100	3,650
Deluxe Corporation	280	19,088
Ennis, Inc.	200	3,316
Kimball International, Inc. - Class B	2,251	28,025
Quad/Graphics, Inc. - Class A	300	8,127
R.R. Donnelley & Sons Company	100	1,710
SP Plus Corporation (a)	200	5,000
West Corporation	400	9,372
		93,358
Construction & Engineering — 0.8%
Argan, Inc.	100	4,781
Dycom Industries, Inc. (a)	40	3,245
Goldfield Corporation (The) (a)	1,300	3,861
Jacobs Engineering Group, Inc. (a)	60	3,161
Sterling Construction Company, Inc. (a)	400	2,580
		17,628
Electrical Equipment — 2.2%
Allied Motion Technologies, Inc.	100	2,253
AZZ, Inc.	80	5,315
Belden, Inc.	160	11,934
EnerSys	40	2,815
General Cable Corporation	1,730	27,905
		50,222
Machinery — 2.5%
Altra Industrial Motion Corporation	250	7,050
Commercial Vehicle Group, Inc. (a)	1,552	8,365
Gencor Industries, Inc. (a)	450	5,152
Global Brass & Copper Holdings, Inc.	100	2,807
Hillenbrand, Inc.	50	1,608
L.B. Foster Company	300	3,603
Lydall, Inc. (a)	100	4,804
Mueller Water Products, Inc. - Series A	500	6,045
Navistar International Corporation (a)	1,000	14,040
Supreme Industries, Inc. - Class A	100	1,724
		55,198
Professional Services — 0.6%
Acacia Research Corporation	2,000	11,960
GP Strategies Corporation (a)	100	2,390
		14,350

See accompanying notes to financial statements.

23

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Industrials — 16.9% (Continued)
Road & Rail — 1.7%
Swift Transportation Company - Class A (a)	700	$13,027
YRC Worldwide, Inc. (a)	2,100	24,339
		37,366
Trading Companies & Distributors — 0.6%
H&E Equipment Services, Inc.	500	7,965
HD Supply Holdings, Inc. (a)	100	3,611
SiteOne Landscape Supply, Inc. (a)	50	1,912
		13,488
Information Technology — 25.8%
Communications Equipment — 1.2%
ARRIS International plc (a)	150	4,211
Digi International, Inc. (a)	1,000	11,470
Extreme Networks, Inc. (a)	2,200	8,646
NETGEAR, Inc. (a)	50	2,850
		27,177
Electronic Equipment, Instruments & Components — 1.0%
Methode Electronics, Inc.	200	7,330
Radisys Corporation (a)	3,200	15,712
		23,042
Internet Software & Services — 5.9%
DHI Group, Inc. (a)	2,300	17,802
EarthLink Holdings Corporation	2,600	16,562
Endurance International Group Holdings, Inc. (a)	1,600	12,720
GTT Communications, Inc. (a)	200	4,246
LivePerson, Inc. (a)	1,800	14,022
MeetMe, Inc. (a)	1,400	8,064
NIC, Inc.	500	11,490
QuinStreet, Inc. (a)	3,200	9,792
Rackspace Hosting, Inc. (a)	100	3,145
Rocket Fuel, Inc. (a)	1,400	4,200
Travelzoo, Inc. (a)	700	8,806
Web.com Group, Inc. (a)	500	8,730
XO Group, Inc. (a)	700	13,048
		132,627
IT Services — 6.6%
Convergys Corporation	1,100	32,813
CSG Systems International, Inc.	850	37,162
DST Systems, Inc.	40	4,860
EVERTEC, Inc.	400	6,824
Lionbridge Technologies, Inc. (a)	1,900	9,253
MAXIMUS, Inc.	50	2,941

See accompanying notes to financial statements.

24

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Information Technology — 25.8% (Continued)
IT Services — 6.6% (Continued)
NeuStar, Inc. - Class A (a)	250	$6,352
Teradata Corporation (a)	550	17,452
Unisys Corporation (a)	3,100	31,310
		148,967
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc. (a)	50	2,197
Alpha & Omega Semiconductor Ltd. (a)	300	6,321
Cohu, Inc.	800	8,696
IXYS Corporation	400	4,648
MaxLinear, Inc. - Class A (a)	700	13,419
Microsemi Corporation (a)	150	5,994
Semtech Corporation (a)	400	10,640
Teradyne, Inc.	100	2,106
Texas Instruments, Inc.	100	6,954
Xcerra Corporation (a)	500	2,930
		63,905
Software — 6.8%
A10 Networks, Inc. (a)	300	2,955
American Software, Inc. - Class A	2,400	24,984
Aspen Technology, Inc. (a)	50	2,273
Barracuda Networks, Inc. (a)	200	4,640
BSQUARE Corporation (a)	2,200	11,000
CDK Global, Inc.	140	8,117
EnerNOC, Inc. (a)	1,100	6,281
Epiq Systems, Inc.	650	10,673
Fair Isaac Corporation	80	10,235
Interactive Intelligence Group, Inc. (a)	150	8,977
Intuit, Inc.	140	15,603
Jive Software, Inc. (a)	4,000	16,880
Manhattan Associates, Inc. (a)	50	3,026
Monotype Imaging Holdings, Inc.	100	2,110
Nuance Communications, Inc. (a)	300	4,374
Pegasystems, Inc.	350	9,013
Synchronoss Technologies, Inc. (a)	150	6,263
TiVo, Inc. (a)	500	5,305
		152,709
Technology Hardware, Storage & Peripherals — 1.4%
Avid Technology, Inc. (a)	2,300	20,677
Hutchinson Technology, Inc. (a)	1,700	2,550
NCR Corporation (a)	150	5,078
See accompanying notes to financial statements.

25

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Information Technology — 25.8% (Continued)
Technology Hardware, Storage & Peripherals — 1.4% (Continued)
Silicon Graphics International Corporation (a)	400	$3,084
		31,389
Materials — 8.2%
Chemicals — 4.6%
Chase Corporation	490	31,541
Codexis, Inc. (a)	800	3,336
Core Molding Technologies, Inc. (a)	300	4,395
OMNOVA Solutions, Inc. (a)	1,811	18,110
PolyOne Corporation	150	5,171
Rayonier Advanced Materials, Inc.	500	6,150
Stepan Company	120	8,431
Tredegar Corporation	300	5,652
Trinseo S.A.	350	20,251
		103,037
Construction Materials — 0.8%
Headwaters, Inc. (a)	800	14,504
United States Lime & Minerals, Inc.	60	3,848
		18,352
Containers & Packaging — 2.3%
AEP Industries, Inc.	160	17,696
Greif, Inc. - Class A	550	23,446
Myers Industries, Inc.	700	10,045
		51,187
Metals & Mining — 0.5%
Gold Resource Corporation	1,700	8,874
Handy & Harman Ltd. (a)	100	2,235
		11,109
Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
FairPoint Communications, Inc. (a)	800	11,152

Total Investments at Value — 96.8% (Cost $1,897,437)		$2,174,586

Other Assets in Excess of Liabilities — 3.2%		71,113

Net Assets — 100.0%		$2,245,699

(a)	Non-income producing security.
See accompanying notes to financial statements.

26

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2016
	Alambic Small Cap Value PlusFund	Alambic Small Cap Growth Plus Fund

ASSETS
Investments in securities:
At acquisition cost	$2,076,779	$1,897,437
At value (Note 2)	$2,476,016	$2,174,586
Cash (Note 2)	84,537	69,940
Dividends receivable	2,233	777
Receivable for investment securities sold	82,743	60,456
Receivable from Adviser (Note 4)	8,967	8,263
Other assets	3,068	2,716
Total assets	2,657,564	2,316,738

LIABILITIES
Payable for investment securities purchased	80,020	60,872
Payable to administrator (Note 4)	6,021	6,019
Other accrued expenses	4,477	4,148
Total liabilities	90,518	71,039

NET ASSETS	$2,567,046	$2,245,699

NET ASSETS CONSIST OF:
Paid-in capital	$2,220,852	$1,989,541
Undistributed net investment income (loss)	5,650	(1,697)
Accumulated net realized losses from security transactions	(58,693)	(19,294)
Net unrealized appreciation on investments	399,237	277,149
NET ASSETS	$2,567,046	$2,245,699

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	221,268	201,597

Net asset value, offering price and redemption price per share (Note 2)	$11.60	$11.14

See accompanying notes to financial statements.

27

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Periods Ended August 31, 2016
	Alambic Small Cap Value Plus Fund(a)	Alambic Small Cap Growth Plus Fund(b)

INVESTMENT INCOME
Dividend income	$36,207	$11,089
Foreign withholding taxes on dividends	(2)	(2)
Total investment income	36,205	11,087

EXPENSES
Fund accounting fees (Note 4)	24,209	16,107
Administration fees (Note 4)	24,000	16,000
Investment advisory fees (Note 4)	19,830	10,172
Professional fees	17,992	10,926
Compliance fees (Note 4)	12,510	8,510
Transfer agent fees (Note 4)	12,000	8,000
Trustees' fees and expenses (Note 4)	9,947	7,394
Custody and bank service fees	9,208	5,985
Pricing costs	4,891	3,137
Registration and filing fees	3,372	2,631
Postage and supplies	4,082	1,492
Printing of shareholder reports	1,846	1,695
Other expenses	7,567	3,701
Total expenses	151,454	95,750
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(126,406)	(82,902)
Net expenses	25,048	12,848

NET INVESTMENT INCOME (LOSS)	11,157	(1,761)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(58,693)	(19,294)
Net change in unrealized appreciation (depreciation) on investments	399,237	277,149
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	340,544	257,855

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$351,701	$256,094

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

28

ALAMBIC FUNDS STATEMENTS OF CHANGES IN NET ASSETS For the Periods Ended August 31, 2016
	Alambic Small Cap Value Plus Fund(a)	Alambic Small Cap Growth Plus Fund(b)

FROM OPERATIONS
Net investment income (loss)	$11,157	$(1,761)
Net realized losses from security transactions	(58,693)	(19,294)
Net change in unrealized appreciation (depreciation) on investments	399,237	277,149
Net increase in net assets resulting from operations	351,701	256,094

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,507)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,215,345	1,989,605
Net asset value of shares issued in reinvestment of distributions to shareholders	5,507	—
Net increase from capital share transactions	2,220,852	1,989,605

TOTAL INCREASE IN NET ASSETS	2,567,046	2,245,699

NET ASSETS
Beginning of period	—	—
End of period	$2,567,046	$2,245,699

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$5,650	$(1,697)

CAPITAL SHARE ACTIVITY
Shares sold	220,726	201,597
Shares issued in reinvestment of distributions to shareholders	542	—
Net increase in shares outstanding	221,268	201,597
Shares outstanding at beginning of period	—	—
Shares outstanding at end of period	221,268	201,597

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

29

ALAMBIC SMALL CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains on investments	1.58
Total from investment operations	1.63

Less distributions:
Dividends from net investment income	(0.03)

Net asset value at end of period	$11.60

Total return (b)	16.31	%(c)

Net assets at end of period (000's)	$2,567

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.24	%(d)

Ratio of net expenses to average net assets (e)	1.20	%(d)

Ratio of net investment income to average net assets (e)	0.53	%(d)

Portfolio turnover rate	350	%(c)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

30

ALAMBIC SMALL CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	1.15
Total from investment operations	1.14

Net asset value at end of period	$11.14

Total return (b)	11.40	%(c)

Net assets at end of period (000's)	$2,246

Ratios/supplementary data:
Ratio of total expenses to average net assets	8.89	%(d)

Ratio of net expenses to average net assets (e)	1.20	%(d)

Ratio of net investment loss to average net assets (e)	(0.16	%)(d)

Portfolio turnover rate	309	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

31

ALAMBIC FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2016

1. Organization

Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Alambic Small Cap Value Plus Fund commenced operations on September 1, 2015. Alambic Small Cap Growth Plus Fund commenced operations on December 29, 2015.

The investment objective of each Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

32

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2016:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,476,016	$—	$—	$2,476,016

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,174,586	$—	$—	$2,174,586

Refer to the Funds’ Schedules of Investments for a listing of the common stocks by industry type. As of August 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Cash account – As of August 31, 2016, the cash balance for each Fund represents amounts in deposit sweep accounts. These accounts have balances which may exceed the amount of related federal insurance.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

33

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Alambic Small Cap Value Plus Fund to shareholders during the period ended August 31, 2016 was ordinary income. There were no distributions paid by Alambic Small Cap Growth Plus Fund during the period ended August 31, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2016:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
Tax cost of portfolio investments	$2,086,215	$1,908,347
Gross unrealized appreciation	$410,455	$298,289
Gross unrealized depreciation	(20,654)	(32,050)
Net unrealized appreciation	389,801	266,239
Undistributed ordinary income	5,650	—
Accumulated capital and other losses	(49,257)	(10,081)
Accumulated earnings	$346,194	$256,158

34

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales.

As of August 31, 2016, Alambic Small Cap Value Plus Fund had a short-term capital loss carryforward of $6,420 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Qualified late year ordinary losses incurred after December 31, 2015 and within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. For the period ended August 31, 2016, Alambic Small Cap Growth Plus Fund deferred until September 1, 2016 late year ordinary losses of $1,697.

Capital losses incurred after October 31, 2015 and within the current taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the period ended August 31, 2016, Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund deferred until September 1, 2016 post-October capital losses in the amount of $42,837 and $8,384, respectively.

For the period ended August 31, 2016, the following reclassification was made on the Statement of Assets and Liabilities for Alambic Small Cap Growth Plus Fund as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Accumulated net investment income	$64
Paid-in capital	$(64)

Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on Alambic Small Cap Growth Plus Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

35

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the periods ended August 31, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
Purchases of investment securities	$9,303,358	$6,681,995
Proceeds from sales of investment securities	$7,166,926	$4,765,265

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Alambic Investment Management, L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 1.20% of each Fund’s average daily net assets. Accordingly, during the period ended August 31, 2016, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $106,576 and $72,730 for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund, respectively.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitations then in effect, if any, and (ii) the expense limitations in effect at the time the expenses to be repaid were incurred. As of August 31, 2016, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $126,406 and $82,902 for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund, respectively, no later than August 31, 2019.

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Funds. Such expenses are not subject to recoupment by the Funds to the Adviser.

An officer of the Funds is also an officer of the Adviser.

36

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

During the periods ended August 31, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) received from each Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also received a $500 annual retainer from each Fund. Effective October 1, 2016, each Independent Trustee will receive a $1,000 annual retainer from each Fund, except for the Board Chairman, who will receive a $1,200 annual retainer from each Fund.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2016, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Alambic Small Cap Value Plus Fund
Kawishiwi Partners Trust	45%
Robert T. Slaymaker	23%
Brian Eric Thompson	7%
Lauren Richards	6%
William Richards	6%
Jonathan Richards	6%
Alambic Small Cap Growth Plus Fund
Kawishiwi Partners Trust	50%
Robert T. Slaymaker	13%
Lauren Richards	8%
William Richards	8%
Jonathan Richards	8%
Brian Eric Thompson	7%

37

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2016, Alambic Small Cap Value Plus Fund had 25.0% of the value of its net assets invested in securities within the Financials sector and Alambic Small Cap Growth Plus Fund had 25.8% of the value of its net assets invested in securities within the Information Technology sector.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the increase in trustee fees as noted in Note 4.

38

ALAMBIC FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alambic Small Cap Value Plus Fund
and Alambic Small Cap Growth Plus Fund
and Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (the “Funds”), each a series of Ultimus Managers Trust, as of August 31, 2016, and the related statements of operations and changes in net assets and financial highlights for the year September 1, 2015 (commencement of operations) through August 31, 2016 for the Alambic Small Cap Value Plus Fund and the related statements of operations and changes in net assets and financial highlights for the period December 29, 2015 (commencement of operations) through August 31, 2016 for the Alambic Small Cap Growth Plus Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund as of August 31, 2016, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2016

39

ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2016) and held until the end of the period (August 31, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. The hypothetical returns example does not reflect actual trading in any Fund, but is used for illustrative purposes only.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

40

ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Alambic Small Cap Value Plus Fund
Actual Fund Return	$1,000.00	$1,222.30	1.20%	$6.70
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.10	1.20%	$6.09

Alambic Small Cap Growth Plus Fund
Actual Fund Return	$1,000.00	$1,201.70	1.20%	$6.64
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.10	1.20%	$6.09

(a)	Annualized, based on the Fund’s expenses for the period since inception.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

41

ALAMBIC FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-890-8988, or on the U.S. Securities and Exchange Commission (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-890-8988, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-890-8988. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2016, certain dividends paid by the Funds may be treated as qualified dividends subject to a reduced tax rate. Alambic Small Cap Value Plus Fund intends to designate up to a maximum amount of $5,507 as qualified dividend income. Complete information was computed and reported in conjunction with your 2015 Form 1099-DIV.

42

ALAMBIC FUNDS BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	24	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	24	None
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	24	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016	24	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

43

ALAMBIC FUNDS BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
David R. Carson Year of Birth: 1958	Since April 2013	President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to present), The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014-present) Assistant Treasurer (April 2014 to October 2014)	V.P., Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager at Fund Evaluation Group (2011 to 2013)

44

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BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

Annual Report

August 31, 2016

BLUE CURRENT GLOBAL DIVIDEND FUND LETTER TO SHAREHOLDERS	August 31, 2016

Dear Shareholders:

The Blue Current Global Dividend Fund (the “Fund”) returned 8.92% over the last twelve months despite choppy global equity markets, which returned 6.68% as measured by the MSCI World Index. The Fund’s benchmark, the MSCI World High Dividend Yield Index, was up 11.96% over the same period. Much of the Fund’s return has come in 2016 where the Fund is up 7.8% year to date. It is important to remind you that we are not managing the Fund to track or beat an index. We do not select securities to align with any index’s country or sector holdings. Rather we aim to construct a portfolio of high quality companies with attractive dividends that can grow.

Within the portfolio, the relative contributors from a sector standpoint over the last twelve months were led by technology (+2.9%), consumer staples (+2.6%) and industrials (+2.2%) whereas relative detractors were consumer discretionary (-0.2%) and energy (-0.1%). A notable sector opportunity cost within the portfolio has been a zero percent allocation to utilities. In the U.S. equity markets, for example, the utility sector has been the second best performing sector over the last year – up 20%. We will discuss this further in our outlook below.

The portfolio’s overweight allocation to the U.S. helped with approximately 60% of the portfolio in U.S. domiciled companies. The Fund’s allocation to cash, which has been a 3.5% weighting on average, has been an opportunity cost, while the Fund’s overweight allocation to the U.K. (18% on average) created a relative drag on performance due to the depreciation of the pound on Brexit. It is worth noting that the majority of the Fund’s U.K. positions are heavy exporters and therefore appreciated during Brexit in local currency – but in aggregate they did not appreciate enough to fully offset the impact in currency translation to dollars.

The top five contributors over the last twelve months were led by National Health Investors, Kimberly Clark, Microsoft, Texas Instruments, and Accenture. The top five detractors were Sky, Volkswagen, BB&T, Kingfisher, and Valero Energy. Notable changes to the portfolio of late have been the sale of several long-time winners that exceeded our valuation targets: Kimberly Clark and Hasbro. Meanwhile, we added a number of new names to the portfolio that include Johnson Controls, BP (British Petroleum), Williams Sonoma, and BT (British Telecom). We are also pleased to buy back Qualcom and Apple. These two positions were sold over the last two years at a significantly higher price than where the Fund purchased them in 2016.

OUTLOOK SUMMARY

Exactly one year ago in the annual report we said “we are more excited than ever (since the inception of the Fund less than a year ago) about the valuation opportunities offered for very high quality companies.” While we are pleased the market has recognized this, we also recognize the praise for dividend equities has become so widespread that today’s stock market leadership continues to be driven by higher yielding equities. Low bond yields make dividend income all the more appealing, but they also have produced rich valuations in certain sectors that have become bond substitutes.

1

As we discussed earlier, the Fund does not own any utilities, which have become a very popular yield sector. The sector is more expensive than the market, which is not abnormal, but the extent to which valuations are stretched is. For example, utilities are currently valued at a 5 point premium to their own historical 25-year average P/E (specifically 23x earnings). Utilities have historically been low dividend growers – the sector’s dividend has increased by less than inflation. Today the sector’s payout ratio is nearly 100% of earnings which makes utilities more dependent than ever on earnings for dividend growth.

This demonstration of the market’s preoccupation with dividend yield as a bond substitute extends beyond utilities. The investing media has assigned the acronym RUST (REITs, Utilities, Staples, and Telecom) to sectors that are perceived as bond proxies. Our positioning today continues to keep the RUST out through dividend growth. The Fund’s exposure to the RUST sectors is approximately 20% which compares to a 40% weighting to popular dividend yield ETFs like the Dow Jones Select Dividend ETF. In our opinion, the Fund remains overweight sectors that offer compelling value and attractive dividend growth prospects.

The Fund’s portfolio today continues to invest for dividend growth over dividend yield and to look outside the U.S. where valuations are lower and yields higher. The Fund is concentrated in the top 25 to 50 companies globally that yield more than 2% and that we believe will increase the dividend and deliver an attractive total return through the ups and downs of the business cycle. As of the end of August, the Fund’s price to earnings ratio is approximately 16.5x 2016 earnings, representing a significant discount to the RUST sectors (and the U.S. market). The portfolio’s current yield is 3.2% and the 30-day SEC yield is 1.74%, and we anticipate a high single digit dividend growth rate.

In summary, valuations and active management matter more than ever. While we are very mindful of the macro economic environment, we spend most of our time on security-specific research to identify high quality businesses that offer attractive dividends that can grow – at an attractive valuation. We continue to stay focused and disciplined as ever in positioning the portfolio for long-term outperformance with attractive risk adjusted returns. Thank you for your support.

Sincerely,

Henry “Harry” M. T. Jones Co-Portfolio Manager Blue Current Global Dividend Fund	Dennis Sabo, CFA Co-Portfolio Manager Blue Current Global Dividend Fund

2

Disclosure and Risk Summary

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-800-514-3583.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.bluecurrentfunds.com or call 1-800-514-3583 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Blue Current Global Dividend Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the current opinions and views of the financial markets of Edge Advisors, LLC (the “Adviser”). Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2016, please see the Schedule of Investments section of the annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

BLUE CURRENT GLOBAL DIVIDEND FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
Blue Current Global Dividend Fund -
Institutional Class vs. the MSCI World Index
and the MSCI World High Dividend Yield Index

Average Annual Total Returns (for the periods ended August 31, 2016)
	1 year	Since Inception(b)
Blue Current Global Dividend Fund - Institutional Class(a)	8.92%	1.96%
MSCI World Index	6.68%	1.30%
MSCI World High Dividend Yield Index	11.96%	1.36%

(a)	The Fund’s total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on September 18, 2014.

4

BLUE CURRENT GLOBAL DIVIDEND FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Sector Diversification
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Comcast Corporation - Class A	3.9%
United Parcel Service, Inc. - Class B	3.0%
Pfizer, Inc.	3.0%
Johnson Controls, Inc.	3.0%
Stanley Black & Decker, Inc.	2.8%
Vodafone Group plc - ADR	2.6%
Unilever plc - ADR	2.6%
Wells Fargo & Company	2.6%
Diageo plc - ADR	2.5%
Accenture plc - Class A	2.5%

5

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 96.2%	Shares	Value
Consumer Discretionary — 20.0%
Auto Components — 3.0%
Johnson Controls, Inc.	26,820	$1,176,862

Hotels, Resturants & Leisure — 1.9%
InterContinental Hotels Group plc - ADR	17,341	746,703

Household Durables — 1.4%
Leggett & Platt, Inc.	10,490	550,515

Media — 7.8%
Comcast Corporation - Class A	23,880	1,558,409
Sky plc (a)	68,840	767,402
WPP plc (a)	33,425	771,718
		3,097,529
Specialty Retail — 3.5%
Home Depot, Inc. (The)	5,745	770,519
Williams-Sonoma, Inc.	11,515	606,150
		1,376,669
Textiles, Apparel & Luxury Goods — 2.4%
LVMH Moet Hennessy Louis Vuitton SE (a)	5,720	967,820

Consumer Staples — 12.8%
Beverages — 2.5%
Diageo plc - ADR	8,937	1,005,234

Food & Staples Retailing — 3.4%
Walgreens Boots Alliance, Inc.	7,280	587,569
Wal-Mart Stores, Inc.	10,639	760,050
		1,347,619
Food Products — 6.9%
Danone SA (a)	12,650	962,958
Nestlé SA - ADR	9,225	733,387
Unilever plc - ADR	21,985	1,021,423
		2,717,768
Energy — 10.1%
Energy Equipment & Services — 2.0%
Schlumberger Ltd.	9,816	775,464

Oil, Gas & Consumable Fuels — 8.1%
BP plc - ADR	26,225	887,978
Enterprise Products Partners, L.P.	36,225	956,340
Spectra Energy Partners, L.P.	16,750	764,302

See accompanying notes to financial statements.

6

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.2% (Continued)	Shares	Value
Energy — 10.1% (Continued)
Oil, Gas & Consumable Fuels — 8.1% (Continued)
Valero Energy Corporation	10,620	$587,817
		3,196,437
Financials — 13.1%
Banks — 2.6%
Wells Fargo & Company	20,095	1,020,826

Capital Markets — 2.1%
Bank of New York Mellon Corporation (The)	20,055	835,692

Insurance — 6.4%
American International Group, Inc.	13,400	801,722
Allianz SE (a)	5,140	764,054
Chubb Ltd.	7,790	988,785
		2,554,561
Real Estate Investment Trusts (REITs) — 2.0%
National Health Investors, Inc.	9,900	794,772

Health Care — 9.8%
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	18,905	794,388

Pharmaceuticals — 7.8%
Johnson & Johnson	7,700	918,918
Novartis AG - ADR	12,280	967,296
Pfizer, Inc.	34,300	1,193,640
		3,079,854
Industrials — 7.8%
Air Freight & Logistics — 3.0%
United Parcel Service, Inc. - Class B	10,980	1,199,236

Electrical Equipment — 2.0%
Eaton Corporation plc	11,959	795,752

Machinery — 2.8%
Stanley Black & Decker, Inc.	9,065	1,121,794

Information Technology — 14.2%
IT Services — 4.9%
Accenture plc - Class A	8,725	1,003,375
Amadeus IT Group SA - A Shares (a)	20,000	919,203
		1,922,578
Semiconductors & Semiconductor Equipment — 4.8%
QUALCOMM, Inc.	15,360	968,755

See accompanying notes to financial statements.

7

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.2% (Continued)	Shares	Value
Information Technology — 14.2% (Continued)
Semiconductors & Semiconductor Equipment — 4.8% (Continued)
Texas Instruments, Inc.	13,455	$935,661
		1,904,416
Software — 2.5%
Microsoft Corporation	17,280	992,909

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	7,460	791,506

Materials — 2.5%
Chemicals — 2.5%
Dow Chemical Company (The)	18,490	991,804

Telecommunication Services — 5.9%
Diversified Telecommunication Services — 3.3%
BT Group plc - ADR	14,200	365,224
Verizon Communications, Inc.	18,105	947,435
		1,312,659
Wireless Telecommunication Services — 2.6%
Vodafone Group plc - ADR	33,950	1,040,567

Total Common Stocks (Cost $35,840,472)		$38,111,934

MONEY MARKET FUNDS — 4.9%	Shares	Value
First American Government Obligations Fund - Class Z, 0.24% (b) (Cost $1,946,360)	1,946,360	$1,946,360

Total Investments at Value — 101.1% (Cost $37,786,832)		$40,058,294

Liabilities in Excess of Other Assets — (1.1%)		(426,483)

Net Assets — 100.0%		$39,631,811

ADR - American Depositary Receipt

(a)	Fair value priced (Note 1). Fair valued securities totaled $5,153,155 at August 31, 2016, representing 13.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of August 31, 2016.
See accompanying notes to financial statements.

8

BLUE CURRENT GLOBAL DIVIDEND FUND SUMMARY OF COMMON STOCKS BY COUNTRY August 31, 2016
Country	Values	% of Net Assets
United States	$22,627,589	57.1%
United Kingdom	5,834,533	14.7%
Switzerland	2,689,468	6.8%
France	1,930,778	4.9%
Ireland	1,799,127	4.5%
Spain	919,203	2.3%
Netherlands	775,464	2.0%
Jersey	771,718	2.0%
Germany	764,054	1.9%
	$38,111,934	96.2%

See accompanying notes to financial statements.

9

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2016

ASSETS
Investments in securities:
At acquisition cost	$37,786,832
At value (Note 2)	$40,058,294
Cash	387
Dividends receivable	115,224
Receivable for investment securities sold	285,527
Other assets	5,064
TOTAL ASSETS	40,464,496

LIABILITIES
Payable for investment securities purchased	800,079
Payable to Adviser (Note 4)	19,126
Payable to administrator (Note 4)	6,920
Other accrued expenses	6,560
TOTAL LIABILITIES	832,685

NET ASSETS	$39,631,811

NET ASSETS CONSIST OF:
Paid-in capital	$38,280,849
Undistributed net investment income	213,079
Accumulated net realized losses from securities transactions	(1,133,579)
Net unrealized appreciation on investments	2,271,462
NET ASSETS	$39,631,811

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$39,631,811
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	3,941,287
Net asset value, offering and redemption price per share (a) (Note 2)	$10.06

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.
See accompanying notes to financial statements.

10

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF OPERATIONS For the Year Ended August 31, 2016

INVESTMENT INCOME
Dividends	$1,158,985
Foreign withholding taxes on dividends	(32,538)
1,126,447
EXPENSES
Investment advisory fees (Note 4)	332,217
Professional fees	35,110
Administration fees (Note 4)	33,632
Fund accounting fees (Note 4)	28,036
Transfer agent fees (Note 4)	16,000
Custodian and bank service fees	14,454
Compliance fees and expenses (Note 4)	12,669
Registration and filing fees	12,161
Trustees’ fees and expenses (Note 4)	9,912
Printing of shareholder reports	6,622
Postage and supplies	5,113
Insurance expense	3,853
Pricing fees	3,599
Other expenses	8,025
TOTAL EXPENSES	521,403
Fee reductions by the Adviser (Note 4)	(189,186)
NET EXPENSES	332,217

NET INVESTMENT INCOME	794,230

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION
Net realized gains (losses) from:
Security transactions	(1,179,634)
Foreign currency transactions (Note 5)	11,371
Net change in unrealized appreciation (depreciation) on:
Investments	3,338,461
Forward foreign currency contracts (Note 5)	21,077
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION	2,191,275

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,985,505

See accompanying notes to financial statements.

11

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2016	Period Ended August 31, 2015(a)

FROM OPERATIONS
Net investment income	$794,230	$477,077
Net realized gains (losses) from:
Security transactions	(1,179,634)	(401,152)
Foreign currency transactions	11,371	1,290
Net change in unrealized appreciation (depreciation) on:
Investments	3,338,461	(1,066,999)
Forward foreign currency contracts	21,077	(21,077)
Net increase (decrease) in net assets resulting from operations	2,985,505	(1,010,861)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Institutional Shares	(686,629)	(334,811)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	13,257,398	26,132,928
Proceeds from shares issued from transfer in-kind (Note 1)	—	6,789,313
Net asset value of shares issued in reinvestment of distributions	453,272	116,698
Payments for shares redeemed	(6,475,979)	(1,595,023)
Net increase in Institutional Shares net assets from capital share transactions	7,234,691	31,443,916

TOTAL INCREASE IN NET ASSETS	9,533,567	30,098,244

NET ASSETS
Beginning of period	30,098,244	—
End of period	$39,631,811	$30,098,244

UNDISTRIBUTED NET INVESTMENT INCOME	$213,079	$93,576

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,384,963	2,663,320
Shares issued from transfer in-kind (Note 1)	—	678,931
Shares reinvested	46,833	11,832
Shares redeemed	(684,476)	(160,116)
Net increase in shares outstanding	747,320	3,193,967
Shares outstanding, beginning of period	3,193,967	—
Shares outstanding, end of period	3,941,287	3,193,967

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
See accompanying notes to financial statements.

12

BLUE CURRENT GLOBAL DIVIDEND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2016	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$9.42	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.16
Net realized and unrealized gains (losses) on investments	0.61	(0.62)
Total from investment operations	0.83	(0.46)

Less distributions:
From net investment income	(0.19)	(0.12)

Net asset value at end of period	$10.06	$9.42

Total return (b)	8.92%	(4.65%	)(c)

Net assets at end of period (000’s)	$39,632	$30,098

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.55%	1.68	%(d)
Ratio of net expenses to average net assets (e)	0.99%	0.99	%(d)
Ratio of net investment income to average net assets (e)	2.37%	2.04	%(d)
Portfolio turnover rate	58%	72	%(c)

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions by the Adviser (Note 4).
See accompanying notes to financial statements.

13

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2016

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

On September 18, 2014, the Fund accepted cash and securities at fair value, pursuant to the Fund’s valuation procedures, from certain clients of Edge Advisors, LLC (the “Adviser”). For book purposes, the cost basis recorded was equal to the securities’ fair value as of the close of the New York Stock Exchange (“NYSE”) on September 18, 2014. The net assets and shares issued resulting from these tax-free transactions were as follows:

Net Assets	Shares Issued
$6,789,313	678,931.3

After the Fund acquired the cash and securities of the Adviser’s clients in exchange for Fund shares, the Fund commenced operations on September 18, 2014.

The investment objective of the Fund is current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement). As of August 31, 2016, the Investor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at

14

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities. All foreign securities are fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued as determined by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that

15

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,958,779	$5,153,155	$—	$38,111,934
Money Market Funds	1,946,360	—	—	1,946,360
Total	$34,905,139	$5,153,155	$—	$40,058,294

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Foreign currency translation – Amounts and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.

The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

16

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Forward foreign currency exchange contracts – The Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in the Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the NAV of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation (the “Redemption Fee”). During the periods ended August 31, 2016 and August 31, 2015, no shareholder transactions were subject to the Redemption Fee.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

17

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended August 31, 2016 and August 31, 2015 was ordinary income. On September 30, 2016, the Fund paid an ordinary income dividend of $0.0129 per share to shareholders of record on September 29, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2016:

Tax cost of portfolio investments	$37,750,385
Gross unrealized appreciation	$3,305,621
Gross unrealized depreciation	(997,712)
Net unrealized appreciation on investments	2,307,909
Undistributed ordinary income	50,680
Accumulated capital and other losses	(1,007,627)
Accumulated earnings	$1,350,962

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash

18

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

sales, the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund, and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

As of August 31, 2016, the Fund had capital loss carryforwards of $856,966 for federal income tax purposes, of which $818,712 was short-term and $38,254 was long-term. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain capital losses incurred after October 31, 2015 and within the current taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended August 31, 2016, the Fund deferred until September 1, 2016 post-October capital losses in the amount of $150,661.

For the year ended August 31, 2016, the following reclassifications were made on the Statement of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Accumulated net investment income	$11,902
Accumulated net realized losses from securities transactions	$112,109
Paid-in capital	$(124,011)

These differences are primarily due to the tax treatment of the following: the cost of in-kind subscriptions received from shareholders at the inception of the Fund, income and capital gains on publicly-traded partnerships held by the Fund and net realized gains from foreign currency transactions. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (tax years ended August 31, 2015 and August 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the year ended August 31, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $25,817,511 and $18,841,390, respectively.

19

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until January 1, 2018, to reduce its investment advisory fees and reimburse other expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.99% of the Fund’s Institutional Class shares’ average daily net assets. Accordingly, the Adviser reduced its investment advisory fees in the amount of $189,186 during the year ended August 31, 2016.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expense reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. As of August 31, 2016, the Adviser may seek recoupment of investment advisory fee reductions no later than the dates stated below:

August 31, 2018	August 31, 2019	Total
$159,675	$189,186	$348,861

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

20

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

During the year ended August 31, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) received from the Fund a $500 annual retainer and a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Effective October 1, 2016, each Independent Trustee will receive a $1,000 annual retainer from the Fund, except for the Board Chairman, who will receive a $1,200 annual retainer from the Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of multiple shareholders)	93%
Charles Schwab & Co., Inc. (for the benefit of multiple shareholders)	5%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Derivatives Transactions

There were no outstanding derivative positions held by the Fund as of August 31, 2016.

The Fund’s transactions in derivative instruments during the year ended August 31, 2016 are recorded in the following locations in the Statement of Operations:

Derivative Investment Type	Location
Forward foreign currency exchange contracts	Net realized gains from foreign currency transactions
Net change in unrealized appreciation/depreciation on forward foreign currency contracts

21

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations during the year ended August 31, 2016:

	Net realized gains	Net change in Unrealized Appreciation (Depreciation)
Forward foreign currency exchange contracts	$3,775	$21,077

The difference between the net realized gains from forward foreign currency exchange contracts per the table above and the net realized gains from foreign currency transactions per the Statement of Operations is the foreign exchange gains (losses) on income and security transactions and spot foreign currency contracts. The net realized gains reflected in the table is for the forward currency exchange contracts only.

The average net monthly notional value of forward foreign currency exchange contracts for the year ended August 31, 2016 is $133,205.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset the exposure it has on any transaction with a specific counterparty with any collateral it has received or delivered in connection with other transactions with that counterparty. Although offsetting the exposures is permitted, it is the Fund’s policy to disclose the arrangements on a gross basis. Generally, the Fund manages its cash and securities collateral on a counterparty basis. There is no offsetting of financial assets and derivatives assets to disclose as of August 31, 2016.

6. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

22

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the subsequent ordinary income dividend disclosed in Note 2 and the increase in Trustees’ fees as disclosed in Note 4.

23

BLUE CURRENT GLOBAL DIVIDEND FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Blue Current Global Dividend Fund and
Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blue Current Global Dividend Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2016, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Current Global Dividend Fund as of August 31, 2016, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
October 27, 2016

24

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2016) and held until the end of the period (August 31, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 7 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

25

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Net Expense Ratio	Expenses Paid During Period(a)
Based on Actual Fund Return	$1,000.00	$1,106.20	0.99%	$5.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.16	0.99%	$5.03

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

26

BLUE CURRENT GLOBAL DIVIDEND FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-514-3583. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2016, certain dividends paid by the Fund may be treated as qualified dividends subject to a reduced tax rate. The Fund intends to designate up to a maximum amount of $686,629 as qualified dividend income. Complete information will computed and reported in conjunction with your 2016 Form 1099-DIV.

27

BLUE CURRENT GLOBAL DIVIDEND FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	24	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	24	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly The Standard Register Company) from November 2011 to January 2016	24	None

28

BLUE CURRENT GLOBAL DIVIDEND FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees: (continued)
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	24	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act, as amended, because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Henry M.T. Jones 1380 West Paces Ferry Road, Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); Co-founder and partner since 2006
David R. Carson Year of Birth: 1958	Since April 2013	President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

29

BLUE CURRENT GLOBAL DIVIDEND FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

Vice President, Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager for Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist for JPMorgan Chase Bank (2006 to 2011)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-800-514-3583.

30

BLUE CURRENT GLOBAL DIVIDEND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board, including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with the Adviser for an additional term. Approval took place at an in-person meeting held on April 25-26, 2016, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and legal counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, the Adviser’s compliance policies and procedures, and its efforts to promote the Fund and assist in its distribution. The Board also noted that a principal of the Adviser serves as the Fund’s Principal Executive Officer without additional compensation. After reviewing the foregoing information and further information provided to the Board (e.g., information regarding the Adviser’s business), the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Fund.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index and related Morningstar category. The Board noted that the Fund had outperformed its benchmark and peer group since the Fund’s inception. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following discussion of the investment performance of the Fund and its performance relative to its Morningstar category, the Adviser’s experience in managing a mutual fund, its historical investment performance, and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operations; the education and experience of its personnel; compliance program, policies, and procedures; financial condition and the level of commitment to the Fund, and, generally, the Adviser’s advisory business; the asset level of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board considered the Adviser’s Expense Limitation Agreement (the “ELA”) with the Fund, and considered the Adviser’s current and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s commitment to continue the ELA until at least January 1, 2018.

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BLUE CURRENT GLOBAL DIVIDEND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board also considered potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for it to receive research, statistical, or other services from the Fund’s trades. The Board compared the Fund’s advisory fee and overall expense ratio to the average advisory fees and average expense ratios its Morningstar category. The Board noted that the 0.99% advisory fee for the Fund was below the average and the median for the Fund’s peer group, but above the average and median of funds of similar size and structure in the fund’s Morningstar category (World Stock Funds under $50 million, True No-Load). The Board further noted that the overall annual expense ratio of 0.99% for the Fund is below the average and median for the fund’s peer group, and its Morningstar category. The Board also considered the fee charged by the Adviser to its other accounts that have a substantially similar strategy as the Fund. Following these comparisons and upon consideration of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both the advisory fee and the ELA. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Fund have experienced benefits from the ELA. Following further consideration of the Fund’s asset level, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would continue to provide benefits. The Board also determined that the fee arrangements were fair and reasonable given the Fund’s projected asset levels for the next year.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s trading policies, procedures, and performance in seeking best execution for the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund, the Adviser’s process for allocating trades among its different clients, and the substance and administration of the Adviser’s Code Of Ethics. Following further consideration, the Board found that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

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CASTLEMAINE FUNDS

Castlemaine Emerging Markets Opportunities Fund (CNEMX)

Castlemaine Event Driven Fund (CNEVX)

Castlemaine Long/Short Fund (CNLSX)

Castlemaine Market Neutral Fund (CNMNX)

Castlemaine Multi-Strategy Fund (CNMSX)

Annual Report

August 31, 2016

CASTLEMAINE FUNDS LETTER TO SHAREHOLDERS	August 31, 2016

Dear Shareholders,

This is the Annual Report to Shareholders of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund, (collectively, the “Castlemaine Funds”) for the period December 29, 2015 through August 31, 2016. On behalf of the investment manager, Castlemaine LLC (the “Adviser”), we would like to thank you for your continued investment in the funds.

All Castlemaine Funds outperformed their relevant benchmarks for the first eight months of 2016.

Table 1:Castlemaine Funds Performance vs. benchmarks since inception (December 29, 2016) - August 31, 2016

	Emerging Markets	Event Driven	Long Short	Market Neutral	Multi Strategy
	CNEMX	CNEVX	CNLSX	CNMNX	CNMSX
Performance Since Inception (1)	9.10%	9.40%	1.50%	2.40%	5.00%
— Relevant Benchmark (2)	-0.43%	7.06%	-2.50%	-4.26%	4.62%

(1)	Inception was December 29, 2016
(2)	Benchmarks: HFRX Emerging Markets Composite Index, HFRX Event Driven Index, HFRX Equity Hedge Index, HFRX EH Market Neutral Index and HFRX EH Multi Strategy Index

Market & Economic Conditions Summary

2016 has been a difficult year for investors in global equities. The first quarter of the year saw prices decline sharply as markets digested the Federal Reserve rate hike at year-end 2015. During the first quarter, oil prices plunged over 25% to just over $26 per barrel, the price of gold surged over 20% and United States Treasury ten-year bond yields plummeted 0.60% from 2.29% to 1.69%. The S&P 500 Index fell over 11% through mid-February, only to then rally closing unchanged by the end of the first quarter. The second quarter saw equity prices rise which continued through the end of August with the S&P 500 Index up over 6% for the year. The uneven market performance so far this year has been attributed to both slowing global growth and increased global political risks. For instance, in June 2016 the United Kingdom held a popular referendum which surprisingly resulted in a vote to leave the European Union. Meanwhile the US Presidential election for 2016 surprised everyone, with the outsider candidate Donald Trump winning the Republican Party’s nomination for President. Indeed, as the third quarter of 2016 is coming to a close the rising popularity of Donald Trump has recently unnerved markets while the Federal Reserve begins to debate increasing rates. As economic conditions have deteriorated over 2016 the market’s positive returns have been largely driven by expectations for a return to dovish posturing by the world’s central banks. Overall, macroeconomic realities continue to be secondary to monetary stimulus.

The Castlemaine Funds are managed with a flexible investment approach and utilize alternative market hedging strategies which should result in lower overall risk without sacrificing market returns. Although each Castlemaine Fund is managed in accordance with its investment objectives, we nonetheless strive to provide a commonality of investment philosophy with an overlap of research and an incorporation of prudent risk budgeting.

Castlemaine Emerging Markets Opportunities Fund

The Castlemaine Emerging Markets Opportunities Fund seeks to provide high total return by normally investing in securities and other investments that are related to companies or governments economically tied to international emerging markets. The fund invests in long and short positions in securities, including common and preferred stocks, depositary receipts such as American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”) and warrants. The fund may also invest in foreign currency forward contracts (“forwards”) for both hedging and speculative purposes. The Adviser allocates the fund’s assets among different asset classes and markets using a macro-economic risk-allocation approach to portfolio construction. The fund’s asset allocation is derived from the Adviser’s view on global macro-economic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks.

For the period since inception ended August 31, 2016, the Castlemaine Emerging Markets Opportunities Fund returned 9.10% compared to the HFRX Emerging Markets Index, which lost -0.43%. The top contributor to performance over the period was the fund’s early investment into Brazil prior to the impeachment vote of former President Rouseff. The fund also recorded its largest losers among market index related put options and short sales of Asian equity market indices.

Castlemaine Event Driven Fund

The Castlemaine Event Driven Fund seeks capital appreciation through an event-driven strategy that primarily invests in long and short positions in equity securities undergoing event-driven situations, which may include: initial and seasoned equity offerings; extraordinary corporate transactions such as mergers, spin-offs, recapitalizations, tender offers, or other restructurings; upcoming critical dates for launches of new products; regulatory changes; analysts meetings; earnings announcements; covenant issues; bankruptcies; corporate reorganizations; shareholder activism; and significant management and external changes that dramatically change the firm’s profit margins. The fund seeks to invest in transactions with an identifiable event period and calculable rates of return based on the Adviser’s appraisal of the “event-dynamics”. The Adviser uses a multi-factor model to create a system by which it assigns high reward/low risk investments.

For the period since inception ended August 31, 2016 the Castlemaine Event Driven Fund returned 9.40% compared to the HFRX Event Driven Index which was up 7.06%. Top contributors to performance over the period were situations involving takeovers in which the fund held positions in underlying shares or call options. S&P 500 based index puts were the primary detractor to performance.

Castlemaine Long/Short Fund

The Castlemaine Long/Short Fund seeks capital appreciation by primarily investing in long and short positions in equity securities. The fund may also invest in options and futures on securities. The Adviser allocates the fund’s assets among different asset classes and markets using a macro-economic risk-allocation approach to portfolio construction. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The investment selection process is not limited to fundamental security considerations, but the Adviser takes long positions in companies and sectors that are increasing cash flow, improving operating margins, or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. Usually, the fund’s portfolio will be net long, but it may at times invest all of its assets in short positions. This investment latitude allows the Adviser the flexibility in balancing the risk and return profile of the fund during bull markets (rising asset prices) and bear markets (falling asset prices).

For the period since inception ended August 31, 2016 the Castlemaine Long Short Fund returned 1.50% compared to the HFRX Equity Hedge Index, which lost -2.50%. Outperformance was driven by our exposure to gold mining, biotechnology, and semiconductor sectors while equity put options on major indices and exchange traded index funds were the primary contributors to losses.

Castlemaine Market Neutral Fund

The Castlemaine Market Neutral Fund seeks total return, consisting of income and capital appreciation by employing a market neutral investment strategy, which the fund defines as a strategy that attempts to create a portfolio that has a low correlation to the fluctuation in the general US equity markets. The Adviser seeks to implement this strategy by investing in long and short positions of equity securities and options on securities. The Adviser uses a macro-economic framework to determine gross and net exposure to various assets and markets. The Adviser generally seeks to build a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired assets will inversely decrease (or increase), which generates a market-neutral return. The fund’s portfolio will alternate between net long and net short exposure depending on market conditions. This investment latitude allows the Adviser to have the flexibility in balancing the risk and return profile of the fund.

For the period since inception ended August 31, 2016 the Castlemaine Market Neutral Fund returned 2.40% compared to the HFRX EH: Market Neutral Index, which recorded a loss of -4.26%. Outperformance was driven by our exposure to gold mining and to semiconductor sectors while equity put options on major indices and exchange traded index funds were the primary contributors to losses.

Castlemaine Multi-Strategy Fund

The Castlemaine Multi-Strategy Fund seeks capital appreciation by using a flexible allocation strategy that includes both direct investments in securities and investments in affiliated and unaffiliated investment companies, including mutual funds, closed-end funds, and ETFs, that employ various investment strategies as discussed below. Typically, the fund’s portfolio will consist of about 50% of its net assets invested in affiliated funds (i.e., investment companies advised by the Adviser), including Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and other funds that may be managed by the Adviser in the future. The balance of the fund’s portfolio will normally be invested in unaffiliated funds and directly in equity securities that provide exposure to other strategies.

For the period since inception ended August 31, 2016 the Castlemaine Multi Strategy Fund returned 5.00% compared to the HFRX EH Multi Strategy Index, which gained 4.62%. Outperformance was driven by 20% allocation to each of the Castlemaine Event Driven and Castlemaine Emerging Markets Fund, which posted strong returns of 9.4% and 9.1% respectively over the period. Additionally, investments in long-term US bond, high-yield, and gold stock ETFs similarly provided a boost to returns, while investments in Canadian dollar and Japanese Yen ETFs detracted from performance over the period.

On behalf of the investment manager, Castlemaine LLC, we would like to thank you for your continued investment.

Sincerely,

Alfredo Viegas
Chief Investment Officer, Castlemaine LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.Performance data current to the most recent month end are available by calling 1-888-594-0006.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-888-594-0006 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Castlemaine Funds are distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of August 31, 2016, please see the Schedules of Investments and Schedules of Securities Sold Short sections of the annual report.The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements.No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements.Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.Past performance is not a guarantee of future results.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Emerging Markets Opportunities Fund versus the
HFRX Emerging Markets Composite Index

Total Returns For Period Ended August 31, 2016
Since Inception(b)
Castlemaine Emerging Markets Opportunities Fund(a)	9.10%
HFRX Emerging Markets Composite Index	(0.43%)

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE EVENT DRIVEN FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Event Driven Fund versus the HFRX Event Driven Index

Total Returns For Period Ended August 31, 2016
Since Inception(b)
Castlemaine Event Driven Fund(a)	9.40%
HFRX Event Driven Index	7.06%

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE LONG/SHORT FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Long/Short Fund versus the HFRX Equity Hedge Index

Total Returns For Period Ended August 31, 2016
Since Inception(b)
Castlemaine Long/Short Fund(a)	1.50%
HFRX Equity Hedge Index	(2.50%)

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE MARKET NEUTRAL FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Market Neutral Fund versus the
HFRX EH: Equity Market Neutral Index

Total Returns For Period Ended August 31, 2016
Since Inception(b)
Castlemaine Market Neutral Fund(a)	2.40%
HFRX EH: Equity Market Neutral Index	(4.26%)

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE MULTI-STRATEGY FUND
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Castlemaine Multi-Strategy Fund versus the HFRX EH: Multi-Strategy Index

Total Returns For Period Ended August 31, 2016
Since Inception(b)
Castlemaine Multi-Strategy Fund(a)	5.00%
HFRX EH: Multi-Strategy Index	4.62%

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
China Mobile Ltd. - ADR	4.6%
YPF S.A. - ADR	4.5%
Braskem S.A. - ADR	4.5%
CEMEX, S.A.B. de C.V. - ADR	4.4%
iShares China Large-Cap ETF	4.2%
Trina Solar Ltd. - ADR	4.0%
Sociedad Quimica y Minera de Chile S.A. - ADR	3.9%
China Life Insurance Company Ltd. - ADR	3.6%
Gold Fields Ltd. - ADR	3.5%
Tata Motors Ltd. - ADR	3.1%

All Short Equity Holdings
Security Description	% of Net Assets
iShares MSCI EAFE ETF	(6.7%)
iShares MSCI South Korea Capped ETF	(3.4%)
Mobile TeleSystems PJSC - ADR	(3.1%)
Grupo Financiero Santander México, S.A.B. de C.V. - Class B - ADR	(2.2%)
VanEck Vectors Russia ETF	(2.1%)
Copa Holdings, S.A. - Class A	(1.8%)
iShares MSCI Eurozone ETF	(1.3%)

CASTLEMAINE EVENT DRIVEN FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Media General, Inc.	5.4%
Yahoo!, Inc.	4.9%
Medivation, Inc.	4.3%
Time Warner, Inc.	4.2%
Cabela's, Inc.	3.7%
Carmike Cinemas, Inc.	3.7%
Ingram Micro, Inc. - Class A	3.2%
Humana, Inc.	2.7%
Ferro Corporation	2.5%
Micron Technology, Inc.	2.5%

All Short Equity Holdings
Security Description	% of Net Assets
Lions Gate Entertainment Corporation	(0.5%)

CASTLEMAINE LONG/SHORT FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Apple, Inc.	4.3%
Level 3 Communications, Inc.	3.3%
Newmont Mining Corporation	3.1%
DHT Holdings, Inc.	2.8%
Corning, Inc.	2.8%
Amgen, Inc.	2.8%
Seagate Technology plc	2.8%
Micron Technology, Inc.	2.7%
Celgene Corporation	2.6%
Cisco Systems, Inc.	2.6%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
SPDR® S&P® Insurance ETF	(4.3%)
Energy Select Sector SPDR® Fund (The)	(3.4%)
iShares U.S. Basic Materials ETF	(3.3%)
SPDR® Gold Shares	(3.1%)
Broadcom Ltd.	(2.9%)
Caterpillar, Inc.	(2.7%)
Health Care Select Sector SPDR® Fund (The)	(2.4%)
Adobe Systems, Inc.	(1.7%)
Autodesk, Inc.	(1.6%)
American Airlines Group, Inc.	(0.9%)

CASTLEMAINE MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Boeing Company (The)	4.2%
Agnico Eagle Mines Ltd.	4.1%
Celgene Corporation	3.5%
iShares 20+ Year Treasury Bond ETF	3.4%
Newmont Mining Corporation	3.1%
Financial Select Sector SPDR® Fund (The)	3.0%
Humana, Inc.	2.9%
Wal-Mart Stores, Inc.	2.9%
Corning, Inc.	2.8%
Beazer Homes USA, Inc.	2.7%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
iShares Russell 2000 ETF	(5.0%)
SPDR® S&P® Insurance ETF	(4.3%)
iShares U.S. Telecommunications ETF	(3.9%)
iShares U.S. Basic Materials ETF	(3.9%)
iShares U.S. Home Construction ETF	(3.5%)
Utilities Select Sector SPDR® Fund (The)	(3.2%)
iShares U.S. Aerospace & Defense ETF	(3.2%)
SPDR® Gold Shares	(3.0%)
Health Care Select Sector SPDR® Fund (The)	(3.0%)
Energy Select Sector SPDR® Fund (The)	(2.8%)

CASTLEMAINE MULTI-STRATEGY FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Sector Exposure

All Long Equity Holdings
Security Description	% of Net Assets
Castlemaine Event Driven Fund	20.8%
Castlemaine Emerging Markets Opportunities Fund	20.8%
Castlemaine Market Neutral Fund	19.5%
Castlemaine Long/Short Fund	19.3%
iShares iBoxx $ High Yield Corporate Bond ETF	6.6%
iShares 20+ Year Treasury Bond ETF	5.4%
iShares TIPS Bond ETF	2.2%
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	1.2%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 70.8%	Shares	Value
Consumer Discretionary — 3.1%
Automobiles — 3.1%
Tata Motors Ltd. - ADR	1,000	$40,770

Energy — 15.4%
Oil, Gas & Consumable Fuels — 15.4%
China Petroleum & Chemical Corporation - ADR	500	35,685
CNOOC Ltd. - ADR	300	36,027
PetroChina Company Ltd. - ADR	500	33,030
Sasol Ltd. - ADR	1,500	37,890
YPF S.A. - ADR	3,500	59,465
		202,097
Financials — 5.7%
Banks — 2.1%
ICICI Bank Ltd. - ADR	3,500	26,845

Insurance — 3.6%
China Life Insurance Company Ltd. - ADR	4,000	47,640

Health Care — 5.9%
Pharmaceuticals — 5.9%
Dr. Reddy's Laboratories Ltd. - ADR (b)	800	36,408
Teva Pharmaceutical Industries Ltd. - ADR (b)	800	40,312
		76,720
Industrials — 4.4%
Building Products — 4.4%
CEMEX, S.A.B. de C.V. - ADR (a)	7,000	58,030

Information Technology — 10.9%
Internet Software & Services — 3.8%
Alibaba Group Holding Ltd. - ADR (a)	300	29,157
NetEase, Inc. - ADR	100	21,197
		50,354
IT Services — 1.2%
Infosys Ltd. - ADR	1,000	15,860

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Semiconductor Engineering, Inc. - ADR	4,000	24,240
Trina Solar Ltd. - ADR (a)	5,000	52,550
		76,790

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 70.8% (Continued)	Shares	Value
Materials — 15.8%
Chemicals — 8.4%
Braskem S.A. - ADR	4,000	$59,280
Sociedad Quimica y Minera de Chile S.A. - ADR	2,000	51,000
		110,280
Metals & Mining — 7.4%
AngloGold Ashanti Ltd. - ADR (a)	2,000	32,180
Gold Fields Ltd. - ADR	9,000	45,270
Sibanye Gold - ADR	1,200	18,516
		95,966
Telecommunication Services — 9.6%
Diversified Telecommunication Services — 5.0%
Telecom Argentina S.A. - ADR	2,000	35,280
Telefonica Brasil S.A. - ADR	2,000	29,880
		65,160
Wireless Telecommunication Services — 4.6%
China Mobile Ltd. - ADR	1,000	60,710

Total Common Stocks (Cost $793,571)		$927,222

EXCHANGE-TRADED FUNDS — 8.5%	Shares	Value
iShares China Large-Cap ETF	1,500	$55,575
iShares MSCI India ETF	500	14,780
iShares MSCI Mexico Capped ETF (b)	800	40,376
Total Exchange-Traded Funds (Cost $104,926)		$110,731

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 1.7%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.8%
AngloGold Ashanti Ltd.	10/21/16	$18.00	20	$1,200
Dr. Reddy's Laboratories Ltd.	09/16/16	45.00	10	1,400
iShares China Large-Cap ETF	09/16/16	36.00	20	2,400
iShares MSCI Brazil Capped ETF	09/16/16	35.00	50	1,450
iShares MSCI Emerging Markets ETF	09/16/16	36.00	20	1,980
iShares MSCI Emerging Markets ETF	09/16/16	37.00	30	1,080
iShares MSCI Mexico Capped ETF	09/16/16	52.00	15	517
				10,027
Put Option Contracts — 0.9%
iShares MSCI EAFE ETF	09/16/16	56.00	15	218
iShares MSCI EAFE ETF	09/16/16	58.50	25	1,625
iShares Russell 2000 ETF	09/02/16	119.00	25	75
iShares Russell 2000 ETF	10/07/16	123.00	10	2,470
SPDR® S&P® 500 ETF Trust	10/21/16	215.00	25	8,125
				12,513
Total Purchased Option Contracts (Cost $31,249)				$22,540

U.S. TREASURY OBLIGATIONS — 11.5%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $149,921)	11/03/16	0.305	%(c)	$150,000	$149,928

Total Investments at Value — 92.5% (Cost $1,079,667)					$1,210,421

Other Assets in Excess of Liabilities (d) — 7.5%					98,389

Net Assets — 100.0%					$1,308,810

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions and futures contracts.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF COMMON STOCKS AND ETFs BY COUNTRY August 31, 2016
Country	Value	% of Net Assets
China	$174,644	13.4%
India	134,663	10.3%
South Africa	115,340	8.8%
Mexico	98,406	7.5%
Hong Kong	96,737	7.4%
Argentina	94,745	7.2%
Brazil	89,160	6.8%
United States	66,156	5.1%
Cayman Islands	52,550	4.0%
Chile	51,000	3.9%
Israel	40,312	3.1%
Taiwan Province of China	24,240	1.8%
	$1,037,953	79.3%

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2016
COMMON STOCKS — 7.1%	Shares	Value
Financials — 2.2%
Banks — 2.2%
Grupo Financiero Santander México, S.A.B. de C.V. - Class B - ADR	3,000	$28,710

Industrials — 1.8%
Airlines — 1.8%
Copa Holdings, S.A. - Class A	300	22,929

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 3.1%
Mobile TeleSystems PJSC - ADR	5,000	40,650

Total Common Stocks (Proceeds $87,859)		$92,289

EXCHANGE-TRADED FUNDS — 13.5%	Shares	Value
iShares MSCI EAFE ETF	1,500	$87,525
iShares MSCI Eurozone ETF	500	17,105
iShares MSCI South Korea Capped ETF	800	45,096
VanEck Vectors Russia ETF	1,500	27,180
Total Exchange-Traded Funds (Proceeds $168,896)		$176,906

Total Securities Sold Short — 20.6% (Proceeds $256,755)		$269,195

ADR - American Depositary Receipt.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF COMMON STOCKS AND ETFs SOLD SHORT BY COUNTRY OR REGION August 31, 2016
Country or Region	Value	% of Net Assets
Europe, Australasia and Far East	$104,630	8.0%
Russian Federation	67,830	5.2%
South Korea	45,096	3.4%
Mexico	28,710	2.2%
Panama	22,929	1.8%
	$269,165	20.6%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS August 31, 2016
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Put Option Contracts
iShares Russell 2000 ETF	09/02/16	$110.00	20	$20	$727
SPDR® S&P® 500 ETF Trust	09/16/16	200.00	10	130	772
SPDR® S&P® 500 ETF Trust	10/21/16	200.00	10	850	823
Total Written Option Contracts				$1,000	$2,322

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 75.1%	Shares	Value
Consumer Discretionary — 22.6%
Diversified Consumer Services — 1.4%
Apollo Education Group, Inc. (a)	2,000	$17,740

Media — 17.5%
Carmike Cinemas, Inc. (a)	1,500	48,135
Media General, Inc. (a)	4,000	70,680
Starz - Series A (a)	1,000	31,190
Time Warner, Inc.	700	54,887
tronc, Inc.	1,500	25,425
		230,317
Specialty Retail — 3.7%
Cabela's, Inc. (a)	1,000	48,990

Consumer Staples — 2.0%
Food & Staples Retailing — 2.0%
Rite Aid Corporation (a)	3,500	26,355

Financials — 2.1%
Banks — 2.1%
Comerica, Inc.	600	28,374

Health Care — 18.0%
Biotechnology — 12.2%
ACADIA Pharmaceuticals, Inc. (a)	600	19,278
BioMarin Pharmaceutical, Inc. (a)	200	18,778
Celgene Corporation (a)	200	21,348
Heron Therapeutics, Inc. (a)	1,000	18,600
Inovio Pharmaceuticals, Inc. (a)	2,000	18,340
Medivation, Inc. (a)	700	56,392
Novavax, Inc. (a)	1,000	6,840
		159,576
Health Care Equipment & Supplies — 0.6%
St. Jude Medical, Inc.	100	7,792

Health Care Providers & Services — 3.7%
Humana, Inc.	200	35,742
PharMerica Corporation (a)	500	12,630
		48,372
Pharmaceuticals — 1.5%
Depomed, Inc. (a)	1,000	20,290

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 75.1% (Continued)	Shares	Value
Industrials — 7.9%
Aerospace & Defense — 2.4%
United Technologies Corporation (b)	300	$31,929

Airlines — 1.7%
Virgin America, Inc. (a)(b)	400	22,276

Machinery — 3.8%
Joy Global, Inc.	1,000	27,280
Rexnord Corporation (a)	1,000	22,110
		49,390
Information Technology — 16.2%
Electronic Equipment, Instruments & Components — 3.2%
Ingram Micro, Inc. - Class A	1,200	41,952

Internet Software & Services — 6.1%
Rackspace Hosting, Inc. (a)	500	15,725
Yahoo!, Inc. (a)	1,500	64,125
		79,850
Semiconductors & Semiconductor Equipment — 5.3%
Cypress Semiconductor Corporation	1,000	11,930
Marvell Technology Group Ltd.	2,000	24,800
Micron Technology, Inc. (a)	2,000	32,980
		69,710
Software — 1.6%
Infoblox, Inc. (a)	1,000	21,460

Materials — 6.3%
Chemicals — 6.3%
Ferro Corporation (a)	2,500	33,350
Syngenta AG - ADR	200	17,450
Valspar Corporation (The)	300	31,623
		82,423

Total Common Stocks (Cost $895,444)		$986,796

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 1.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 1.1%
Abbott Laboratories	10/21/16	$44.00	10	$500
Apache Corporation	10/21/16	60.00	15	330
Biogen IDEC, Inc.	10/21/16	350.00	2	800
Cypress Semiconductor Corporation	09/16/16	11.00	60	6,840
FireEye, Inc.	10/21/16	16.00	25	1,200
Integrated Device Technology, Inc.	10/21/16	22.00	25	1,000
Micron Technology, Inc.	09/16/16	15.00	10	1,550
Monsanto Company	09/16/16	115.00	10	780
Oceaneering International, Inc.	09/16/16	30.00	15	225
Palo Alto Networks, Inc.	09/16/16	140.00	5	475
				13,700
Put Option Contracts — 0.7%
iShares Russell 2000 ETF	09/02/16	119.00	20	60
iShares Russell 2000 ETF	10/07/16	123.00	5	1,235
SPDR® S&P® 500 ETF Trust	10/21/16	215.00	25	8,125
				9,420
Total Purchased Option Contracts (Cost $28,207)				$23,120

U.S. TREASURY OBLIGATIONS — 11.4%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $149,921)	11/03/16	0.305	%(c)	$150,000	$149,928

Total Investments at Value — 88.3% (Cost $1,073,572)					$1,159,844

Other Assets in Excess of Liabilities (d) — 11.7%					153,548

Net Assets — 100.0%					$1,313,392

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions and futures contracts.
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2016
COMMON STOCKS — 0.5%	Shares	Value
Consumer Discretionary — 0.5%
Media — 0.5%
Lions Gate Entertainment Corporation (Proceeds $6,853)	300	$6,288

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS August 31, 2016
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Palo Alto Networks, Inc.	09/02/16	$150.00	5	$20	$1,525

Put Option Contracts
iShares Russell 2000 ETF	09/02/16	110.00	10	10	363
SPDR® S&P® 500 ETF Trust	09/16/16	200.00	10	130	768
SPDR® S&P® 500 ETF Trust	10/21/16	200.00	10	850	822
				990	1,953
Total Written Option Contracts				$1,010	$3,478

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 80.1%	Shares	Value
Consumer Discretionary — 1.9%
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corporation	200	$23,132

Energy — 8.1%
Energy Equipment & Services — 1.5%
Oceaneering International, Inc.	700	18,564

Oil, Gas & Consumable Fuels — 6.6%
Apache Corporation	300	14,910
DHT Holdings, Inc.	8,000	34,480
Gener8 Maritime, Inc. (a)	6,000	30,060
		79,450
Financials — 3.9%
Banks — 3.9%
Citigroup, Inc.	600	28,644
Comerica, Inc.	400	18,916
		47,560
Health Care — 20.1%
Biotechnology — 15.8%
ACADIA Pharmaceuticals, Inc. (a)	600	19,278
Amgen, Inc.	200	34,012
Biogen, Inc. (a)	100	30,563
BioMarin Pharmaceutical, Inc. (a)	300	28,167
Celgene Corporation (a)	300	32,022
Gilead Sciences, Inc.	300	23,514
Inovio Pharmaceuticals, Inc. (a)	2,000	18,340
Novavax, Inc. (a)	1,000	6,840
		192,736
Health Care Providers & Services — 2.5%
Humana, Inc.	100	17,871
PharMerica Corporation (a)	500	12,630
		30,501
Pharmaceuticals — 1.8%
GlaxoSmithKline plc - ADR	500	21,730

Industrials — 3.8%
Airlines — 2.0%
JetBlue Airways Corporation (a)	1,500	23,925

Machinery — 1.8%
Rexnord Corporation (a)	1,000	22,110

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 80.1% (Continued)	Shares	Value
Information Technology — 23.6%
Communications Equipment — 2.6%
Cisco Systems, Inc.	1,000	$31,440

Electronic Equipment, Instruments & Components — 2.8%
Corning, Inc.	1,500	34,035

Semiconductors & Semiconductor Equipment — 7.0%
Canadian Solar, Inc. (a)	2,000	25,780
Cypress Semiconductor Corporation	1,000	11,930
Micron Technology, Inc. (a)	2,000	32,980
SunPower Corporation (a)	1,500	14,940
		85,630
Software — 4.1%
Activision Blizzard, Inc.	500	20,685
Microsoft Corporation	500	28,730
		49,415
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. (b)	500	53,050
Seagate Technology plc	1,000	33,740
		86,790
Materials — 13.0%
Chemicals — 2.4%
Mosaic Company (The)	1,000	30,070

Metals & Mining — 10.6%
Agnico Eagle Mines Ltd.	600	30,390
BHP Billiton Ltd. - ADR (b)	1,000	30,000
Newmont Mining Corporation	1,000	38,240
Rio Tinto plc - ADR (b)	1,000	30,170
		128,800
Telecommunication Services — 3.3%
Diversified Telecommunication Services — 3.3%
Level 3 Communications, Inc. (a)(b)	800	39,704

Utilities — 2.4%
Multi-Utilities — 2.4%
Dominion Resources, Inc.	400	29,664

Total Common Stocks (Cost $913,475)		$975,256

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 2.0%	Shares	Value
Financial Select Sector SPDR® Fund (The) (Cost $24,075)	1,000	$24,560

PURCHASED OPTION CONTRACTS — 2.4%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 1.5%
Canadian Solar, Inc.	10/21/16	$15.00	10	$330
Cisco Systems, Inc.	09/16/16	31.00	10	650
Cypress Semiconductor Corporation	09/16/16	11.00	75	8,550
Financial Select Sector SPDR® Fund (The)	09/16/16	24.00	20	1,340
Financial Select Sector SPDR® Fund (The)	10/07/16	24.00	15	1,155
First Solar, Inc.	09/16/16	50.00	10	50
First Solar, Inc.	10/21/16	45.00	15	450
General Electric Company	09/16/16	32.00	10	50
Gilead Sciences, Inc.	09/16/16	85.00	25	300
Intel Corporation	09/16/16	35.00	20	2,160
iShares Nasdaq Biotechnology ETF	09/16/16	305.00	5	90
Micron Technology, Inc.	09/16/16	15.00	4	620
Micron Technology, Inc.	09/16/16	16.00	26	2,236
Palo Alto Networks, Inc.	09/16/16	140.00	5	475
SPDR® Gold Shares	09/16/16	130.00	15	345
				18,801
Put Option Contracts — 0.9%
Autodesk, Inc.	01/20/17	60.00	10	2,360
iShares Russell 2000 ETF	09/02/16	119.00	5	15
iShares Russell 2000 ETF	09/16/16	118.00	15	525
iShares Russell 2000 ETF	10/21/16	120.00	10	2,070
SPDR® S&P® 500 ETF Trust	10/21/16	215.00	25	5,320
				10,290
Total Purchased Option Contracts (Cost $37,196)				$29,091

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 12.3%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $149,921)	11/03/16	0.305	%(c)	$150,000	$149,928

Total Investments at Value — 96.8% (Cost $1,124,667)					$1,178,835

Other Assets in Excess of Liabilities (d) — 3.2%					38,578

Net Assets — 100.0%					$1,217,413

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions and futures contracts.
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2016
COMMON STOCKS — 9.8%	Shares	Value
Industrials — 3.6%
Airlines — 0.9%
American Airlines Group, Inc.	300	$10,890

Machinery — 2.7%
Caterpillar, Inc.	400	32,780

Information Technology — 6.2%
Semiconductors & Semiconductor Equipment — 2.9%
Broadcom Ltd.	200	35,284

Software — 3.3%
Adobe Systems, Inc.	200	20,462
Autodesk, Inc.	300	20,220
		40,682

Total Common Stocks (Proceeds $107,410)		$119,636

EXCHANGE-TRADED FUNDS — 16.5%	Shares	Value
Energy Select Sector SPDR® Fund (The)	600	$41,124
Health Care Select Sector SPDR® Fund (The)	400	29,104
iShares U.S. Basic Materials ETF	500	39,995
SPDR® Gold Shares	300	37,434
SPDR® S&P® Insurance ETF	700	52,416
Total Exchange-Traded Funds (Proceeds $180,181)		$200,073

Total Securities Sold Short — 26.3% (Proceeds $287,591)		$319,709

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS August 31, 2016
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Palo Alto Networks, Inc.	09/02/16	$150.00	5	$20	$1,540

Put Option Contracts
iShares Russell 2000 ETF	09/02/16	110.00	10	10	363
SPDR® S&P® 500 ETF Trust	09/16/16	200.00	10	130	768
SPDR® S&P® 500 ETF Trust	10/21/16	200.00	10	850	822
				990	1,953
Total Written Option Contracts				$1,010	$3,493

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 74.9%	Shares	Value
Consumer Discretionary — 7.2%
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corporation	200	$23,132

Household Durables — 5.3%
Beazer Homes USA, Inc. (a)	3,000	33,750
Lennar Corporation - Class A	400	18,920
MDC Holdings, Inc.	500	13,055
		65,725
Consumer Staples — 2.9%
Food & Staples Retailing — 2.9%
Wal-Mart Stores, Inc.	500	35,720

Energy — 6.8%
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corporation	200	20,116
ConocoPhillips	400	16,420
DHT Holdings, Inc.	5,000	21,550
Gener8 Maritime, Inc. (a)	2,000	10,020
Sunoco, L.P.	500	14,890
		82,996
Financials — 3.5%
Banks — 3.5%
Bank of America Corporation	1,500	24,210
Citigroup, Inc.	400	19,096
		43,306
Health Care — 11.3%
Biotechnology — 6.0%
Biogen, Inc. (a)	100	30,563
Celgene Corporation (a)	400	42,696
		73,259
Health Care Providers & Services — 3.5%
Humana, Inc.	200	35,742
PharMerica Corporation (a)	300	7,578
		43,320
Pharmaceuticals — 1.8%
GlaxoSmithKline plc - ADR	500	21,730

Industrials — 6.8%
Aerospace & Defense — 4.2%
Boeing Company (The)	400	51,780

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 74.9% (Continued)	Shares	Value
Industrials — 6.8% (Continued)
Airlines — 2.6%
JetBlue Airways Corporation (a)	2,000	$31,900

Information Technology — 18.4%
Communications Equipment — 2.5%
Cisco Systems, Inc. (b)	1,000	31,440

Electronic Equipment, Instruments & Components — 2.8%
Corning, Inc.	1,500	34,035

Semiconductors & Semiconductor Equipment — 5.7%
Canadian Solar, Inc. (a)	1,000	12,890
Cypress Semiconductor Corporation	2,000	23,860
Micron Technology, Inc. (a)	2,000	32,980
		69,730
Software — 2.3%
Microsoft Corporation	500	28,730

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	300	31,830
Seagate Technology plc	900	30,366
		62,196
Materials — 12.1%
Metals & Mining — 12.1%
Agnico Eagle Mines Ltd. (b)	1,000	50,650
BHP Billiton Ltd. - ADR (b)	1,000	30,000
Newmont Mining Corporation (b)	1,000	38,240
Rio Tinto plc - ADR (b)	1,000	30,170
		149,060
Telecommunication Services — 4.1%
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	500	20,440
Level 3 Communications, Inc. (a)	600	29,778
		50,218
Utilities — 1.8%
Multi-Utilities — 1.8%
Dominion Resources, Inc.	300	22,248

Total Common Stocks (Cost $820,686)		$920,525

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 6.4%	Shares	Value
Financial Select Sector SPDR® Fund (The)	1,500	$36,840
iShares 20+ Year Treasury Bond ETF	300	41,961
Total Exchange-Traded Funds (Cost $73,593)		$78,801

PURCHASED OPTION CONTRACTS — 1.2%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.5%
Financial Select Sector SPDR® Fund (The)	09/16/16	$24.00	10	$670
iShares 20+ Year Treasury Bond ETF	09/16/16	141.00	15	1,260
Micron Technology, Inc.	09/16/16	15.00	25	3,875
SPDR® Gold Shares	09/16/16	130.00	10	230
VanEck Vectors Gold Miners ETF	10/21/16	27.00	5	530
				6,565
Put Option Contracts — 0.7%
Autodesk, Inc.	01/20/17	60.00	10	2,360
iShares Russell 2000 ETF	09/02/16	119.00	5	15
iShares Russell 2000 ETF	09/16/16	118.00	20	700
SPDR® S&P® 500 ETF Trust	09/16/16	215.00	15	2,070
SPDR® S&P® 500 ETF Trust	10/21/16	215.00	10	3,250
				8,395
Total Purchased Option Contracts (Cost $18,881)				$14,960

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 12.2%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $149,921)	11/03/16	0.305	%(c)	$150,000	$149,928

Total Investments at Value — 94.7% (Cost $1,063,081)					$1,164,214

Other Assets in Excess of Liabilities (d) — 5.3%					64,649

Net Assets — 100.0%					$1,228,863

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2016
COMMON STOCKS — 12.3%	Shares	Value
Consumer Staples — 1.9%
Food Products — 1.9%
Tyson Foods, Inc. - Class A	300	$22,671

Financials — 1.4%
Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.	100	17,501

Industrials — 3.6%
Airlines — 0.9%
American Airlines Group, Inc.	300	10,890

Machinery — 2.7%
Caterpillar, Inc.	400	32,780

Information Technology — 3.3%
Software — 3.3%
Adobe Systems, Inc.	200	20,462
Autodesk, Inc.	300	20,220
		40,682
Telecommunication Services — 2.1%
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	500	26,165

Total Common Stocks (Proceeds $139,357)		$150,689

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
EXCHANGE-TRADED FUNDS — 38.0%	Shares	Value
Energy Select Sector SPDR® Fund (The)	500	$34,270
Health Care Select Sector SPDR® Fund (The)	500	36,380
iShares Russell 2000 ETF	500	61,610
iShares U.S. Aerospace & Defense ETF	300	39,063
iShares U.S. Basic Materials ETF	600	47,994
iShares U.S. Home Construction ETF	1,500	43,560
iShares U.S. Telecommunications ETF	1,500	48,315
SPDR® Gold Shares	300	37,434
SPDR® S&P® Insurance ETF	700	52,416
Utilities Select Sector SPDR® Fund (The)	800	39,384
VanEck Vectors Semiconductors ETF	400	26,484
Total Exchange-Traded Funds (Proceeds $415,340)		$466,910

Total Securities Sold Short — 50.3% (Proceeds $554,697)		$617,599

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS August 31, 2016
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Put Option Contracts
iShares Russell 2000 Index Fund	09/02/16	$110.00	10	$10	$363
SDPR® S&P 500® ETF Trust	09/16/16	200.00	10	130	768
SDPR® S&P 500® ETF Trust	10/21/16	200.00	10	850	822
Total Written Option Contracts				$990	$1,953

See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND SCHEDULE OF INVESTMENTS August 31, 2016
OPEN-END FUNDS — 80.4%	Shares	Value
Castlemaine Emerging Markets Opportunities Fund (a)(b)	20,000	$218,200
Castlemaine Event Driven Fund (a)(b)	20,000	218,800
Castlemaine Long/Short Fund (a)(b)	20,000	203,000
Castlemaine Market Neutral Fund (a)(b)	20,000	204,800
Total Open-End Funds (Cost $800,000)		$844,800

EXCHANGE-TRADED FUNDS — 15.4%	Shares	Value
Deutsche X-Trackers MSCI Europe Hedged Equity ETF (c)	500	$12,810
iShares 20+ Year Treasury Bond ETF (c)	400	55,948
iShares iBoxx $ High Yield Corporate Bond ETF (c)	800	69,368
iShares TIPS Bond ETF (c)	200	23,208
Total Exchange-Traded Funds (Cost $148,745)		$161,334

See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 1.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.8%
iShares 20+ Year Treasury Bond ETF	09/16/16	$141.00	15	$1,260
SPDR® Gold Shares	09/16/16	130.00	10	230
United States Oil Fund, L.P.	01/20/17	13.00	50	1,000
VanEck Vectors Gold Miners ETF	10/21/16	27.00	5	530
WisdomTree Japan Hedged Equity Fund	09/16/16	42.00	35	4,830
				7,850
Put Option Contracts — 0.3%
CurrencyShares Japanese Yen Trust	09/16/16	93.00	20	1,320
CurrencyShares Japanese Yen Trust	09/16/16	95.00	10	1,910
				3,230

Total Purchased Option Contracts (Cost $7,894)				$11,080

Total Investments at Value — 96.9% (Cost $956,639)				$1,017,214

Other Assets in Excess of Liabilities — 3.1%				33,032

Net Assets — 100.0%				$1,050,246

(a)	The security is an investment company advised by the Fund’s adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940 (Note 4).
(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions, if any.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2016
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
ASSETS
Investments in securities:
At acquisition cost	$1,079,667	$1,073,572	$1,124,667
At value (Note 2)	$1,210,421	$1,159,844	$1,178,835
Cash	147,071	179,045	145,684
Deposits with brokers for securities sold short, written options and futures contracts (Note 2 and 5)	202,836	12,153	200,035
Dividends receivable	3,098	1,323	2,549
Receivable for investment securities sold	43,033	25,114	10,825
Receivable from Adviser (Note 4)	6,766	6,529	6,379
Other assets	2,607	2,607	2,607
TOTAL ASSETS	1,615,832	1,386,615	1,546,914

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $256,755, $6,853 and $287,591, respectively)	269,195	6,288	319,709
Written options, at value (Notes 2 and 5) (premiums received $2,322, $3,478 and $3,493, respectively)	1,000	1,010	1,010
Due to prime broker (Note 2)	—	25,868	—
Dividends payable on securities sold short (Note 2)	3,532	—	—
Payable for investment securities purchased	22,725	31,456	—
Unrealized depreciation on forward foreign currency exchange contracts (Notes 2 and 5)	1,170	—	—
Payable to administrator (Note 4)	5,514	5,014	5,014
Accrued brokerage expense on securities sold short (Note 2)	671	269	784
Other accrued expenses	3,215	3,318	2,984
TOTAL LIABILITIES	307,022	73,223	329,501

NET ASSETS	$1,308,810	$1,313,392	$1,217,413

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2016 (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Net assets consist of:
Paid-in capital	$1,200,000	$1,200,000	$1,200,000
Accumulated net investment loss	(4,919)	—	—
Accumulated net realized gains (losses) from security transactions	(4,737)	24,087	(7,120)
Net unrealized appreciation (depreciation) on:
Investments	130,754	86,272	54,168
Short positions	(12,440)	565	(32,118)
Written option contracts	1,322	2,468	2,483
Forward foreign currency exchange contracts (Note 5)	(1,170)	—	—
Net assets	$1,308,810	$1,313,392	$1,217,413

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,000	120,000	120,000

Net asset value, offering price and redemption price per share (Note 2)	$10.91	$10.94	$10.15

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2016 (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
ASSETS
Investments in securities at acquisition cost:
Unaffiliated investments	$1,063,081	$156,639
Affiliated investments	—	800,000
Total investment in securities at acquisition cost	$1,063,081	$956,639
Investments in securities at value:
Unaffiliated investments	$1,164,214	$172,414
Affiliated investments	—	844,800
Total investments in securities at value	1,164,214	1,017,214
Cash	184,520	49,066
Deposits with brokers for securities sold short, written options and futures contracts (Note 2 and 5)	484,913	—
Dividends receivable	3,078	—
Receivable for investment securities sold	10,826	43,426
Receivable from Adviser (Note 4)	6,159	6,811
Other assets	2,607	2,607
TOTAL ASSETS	1,856,317	1,119,124

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $554,697 and $—, respectively)	617,599	—
Written options, at value (Notes 2 and 5) (premiums received $1,953 and $—, respectively)	990	—
Due to prime broker (Note 2)	—	18,711
Dividends payable on securities sold short (Note 2)	45	—
Payable for investment securities purchased	—	42,500
Payable to administrator (Note 4)	5,014	5,011
Accrued brokerage expense on securities sold short (Note 2)	1,034	57
Other accrued expenses	2,772	2,599
TOTAL LIABILITIES	627,454	68,878

NET ASSETS	$1,228,863	$1,050,246

Net assets consist of:
Paid-in capital	$1,200,000	$999,946
Accumulated net investment loss	(2,567)	(4,384)
Accumulated net realized losses from security transactions	(7,764)	(5,891)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	101,133	15,775
Affiliated investments	—	44,800
Short positions	(62,902)	—
Written option contracts	963	—
Net assets	$1,228,863	$1,050,246

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,000	100,000

Net asset value, offering price and redemption price per share (Note 2)	$10.24	$10.50

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended August 31, 2016(a)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
INVESTMENT INCOME
Dividends	$15,806	$10,496	$16,191
Foreign tax withholding	(2,310)	(631)	(69)
Interest	293	293	297
TOTAL INVESTMENT INCOME	13,789	10,158	16,419

EXPENSES
Accounting services fees (Note 4)	20,084	16,082	16,082
Administration fees (Note 4)	16,000	16,000	16,000
Professional fees	10,326	10,326	10,326
Investment advisory fees (Note 4)	10,539	10,194	10,120
Compliance service fees (Note 4)	8,000	8,000	8,000
Trustees’ fees and expenses (Note 4)	7,394	7,394	7,394
Dividend expense on securities sold short (Note 2)	10,866	787	3,799
Custodian and bank service fees	4,055	4,216	3,820
Brokerage expense on securities sold short (Note 2)	4,082	1,825	4,441
Insurance expense	1,601	1,601	1,601
Postage and supplies	1,600	1,571	1,571
Pricing fees	881	692	809
Registration and filing fees	640	640	640
Transfer agent fees (Note 4)	26	26	26
Other expenses	2,080	2,050	2,050
TOTAL EXPENSES	98,174	81,404	86,679
Less fee reductions and expense reimbursements by Adviser (Note 4)	(70,562)	(66,542)	(66,279)
NET EXPENSES	27,612	14,862	20,400

NET INVESTMENT LOSS	(13,823)	(4,704)	(3,981)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended August 31, 2016(a) (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Investments	$33,290	$(5,983)	$(14,736)
Securities sold short	(43,358)	19,052	(25,066)
Written option contracts (Note 5)	24,793	20,788	42,606
Futures contracts (Note 5)	(2,912)	(5,066)	(5,943)
Foreign currency transactions	(7,646)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	130,754	86,272	54,168
Securities sold short	(12,440)	565	(32,118)
Written option contracts (Note 5)	1,322	2,468	2,483
Forward foreign currency exchange contracts (Note 5)	(1,170)	—	—
NET REALIZED AND UNREALIZED GAINS	122,633	118,096	21,394

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,810	$113,392	$17,413

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended August 31, 2016(a) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
INVESTMENT INCOME
Dividends from unaffiliated issuers	$14,243	$2,842
Foreign tax withholding	(58)	—
Interest	300	18
TOTAL INVESTMENT INCOME	14,485	2,860

EXPENSES
Accounting services fees (Note 4)	16,081	16,068
Administration fees (Note 4)	16,000	16,000
Trustees’ fees and expenses (Note 4)	7,394	7,394
Professional fees	10,327	10,327
Compliance service fees (Note 4)	8,000	8,000
Investment advisory fees (Note 4)	10,040	1,886
Postage and supplies	1,574	1,571
Custodian and bank service fees	3,606	3,581
Insurance expense	1,601	1,601
Registration and filing fees	640	617
Brokerage expense on securities sold short (Note 2)	5,577	490
Pricing fees	723	208
Dividend expense on securities sold short (Note 2)	4,503	—
Transfer agent fees (Note 4)	26	14
Other expenses	1,990	1,960
TOTAL EXPENSES	88,082	69,717
Less fee reductions and expense reimbursements by Adviser (Note 4)	(65,939)	(62,419)
NET EXPENSES	22,143	7,298

NET INVESTMENT LOSS	(7,658)	(4,438)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Period Ended August 31, 2016(a) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Unaffiliated investments	$(16,725)	$(12,602)
Securities sold short	(2,590)	2,724
Futures contracts (Note 5)	(2,912)	—
Written option contracts (Note 5)	19,554	3,987
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	101,133	15,775
Affiliated investments (Note 4)	—	44,800
Securities sold short	(62,902)	—
Written option contracts (Note 5)	963	—
NET REALIZED AND UNREALIZED GAINS	36,521	54,684

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,863	$50,246

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CHANGES IN NET ASSETS For the Period Ended August 31, 2016(a)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
FROM OPERATIONS
Net investment loss	$(13,823)	$(4,704)	$(3,981)
Net realized gains (losses) from:
Investments	33,290	(5,983)	(14,736)
Securities sold short	(43,358)	19,052	(25,066)
Written option contracts (Note 5)	24,793	20,788	42,606
Futures contracts (Note 5)	(2,912)	(5,066)	(5,943)
Foreign currency transactions	(7,646)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	130,754	86,272	54,168
Securities sold short	(12,440)	565	(32,118)
Written option contracts (Note 5)	1,322	2,468	2,483
Forward foreign currency exchange contracts (Note 5)	(1,170)	—	—
Net increase in net assets resulting from operations	108,810	113,392	17,413

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,200,000	1,200,000	1,200,000

TOTAL INCREASE IN NET ASSETS	1,308,810	1,313,392	1,217,413

NET ASSETS
Beginning of period	—	—	—
End of period	$1,308,810	$1,313,392	$1,217,413

ACCUMULATED NET INVESTMENT LOSS	$(4,919)	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	120,000	120,000	120,000
Shares outstanding, beginning of period	—	—	—
Shares outstanding, end of period	120,000	120,000	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CHANGES IN NET ASSETS For the Period Ended August 31, 2016(a)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
FROM OPERATIONS
Net investment loss	$(7,658)	$(4,438)
Net realized gains (losses) from:
Unaffiliated investments	(16,725)	(12,602)
Securities sold short	(2,590)	2,724
Futures contracts (Note 5)	(2,912)	—
Written option contracts (Note 5)	19,554	3,987
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	101,133	15,775
Affiliated investments (Note 4)	—	44,800
Securities sold short	(62,902)	—
Written option contracts (Note 5)	963	—
Net increase in net assets resulting from operations	28,863	50,246

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,200,000	1,000,000

TOTAL INCREASE IN NET ASSETS	1,228,863	1,050,246

NET ASSETS
Beginning of period	—	—
End of period	$1,228,863	$1,050,246

ACCUMULATED NET INVESTMENT LOSS	$(2,567)	$(4,384)

CAPITAL SHARE ACTIVITY
Shares sold	120,000	100,000
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	120,000	100,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Period Ended August 31, 2016(a)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$108,810	$113,392	$17,413
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized (gains) losses from investments	(33,290)	5,983	14,736
Net realized (gains) losses from securities sold short	43,358	(19,052)	25,066
Net realized gains from written option contracts	(24,793)	(20,788)	(42,606)
Net realized losses from futures contracts	2,912	5,066	5,943
Net realized losses from foreign currency transactions	7,646	—	—
Return of capital adjustments	(7,981)	(406)	(4,428)
Purchase of investment securities	(2,284,383)	(2,534,175)	(1,926,870)
Purchase of short-term investments, net	(149,921)	(149,921)	(149,921)
Proceeds from sales of investment securities	1,469,519	1,679,191	1,029,136
Proceeds from securities sold short	1,418,683	541,169	1,127,986
Cover of securities sold short	(1,202,023)	(510,847)	(865,461)
Purchase of options	(147,917)	(119,252)	(168,183)
Proceeds from sales of options	49,700	30,115	67,639
Premiums received from written options	47,289	41,554	87,657
Written options cancelled in a closing purchase transaction	(9,389)	(11,878)	(34,277)
Net change in unrealized appreciation/depreciation on investments	(130,754)	(86,272)	(54,168)
Net change in unrealized appreciation/depreciation on securities sold short	12,440	(565)	32,118
Net change in unrealized appreciation/depreciation on written option contracts	(1,322)	(2,468)	(2,483)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	1,170	—	—

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Period Ended August 31, 2016(a) (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Increase in operating assets:
Increase in deposits with brokers for securities sold short, written options and futures contracts	$(202,836)	$(12,153)	$(200,035)
Increase in dividends receivable	(3,098)	(1,323)	(2,549)
Increase in receivable for investment securities sold	(43,033)	(25,114)	(10,825)
Increase in receivable from advisor	(6,766)	(6,529)	(6,379)
Increase in other assets	(2,607)	(2,607)	(2,607)
Increase in operating liabilities:
Increase in dividends payable on securities sold short	3,532	—	—
Increase in payable for investment securities purchased	22,725	31,456	—
Increase in payable to administrator	5,514	5,014	5,014
Increase in accrued brokerage expense on securities sold short	671	269	784
Increase in other accrued expenses	3,215	3,318	2,984
NET CASH USED IN OPERATING ACTIVITIES	(1,052,929)	(1,046,823)	(1,054,316)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in due to prime broker	—	25,868	—
Proceeds from capital shares sold	1,200,000	1,200,000	1,200,000
NET CASH FROM FINANCING ACTIVITIES	1,200,000	1,225,868	1,200,000

NET CHANGE IN CASH	147,071	179,045	145,684
Cash, beginning of period	—	—	—
Cash, end of period	$147,071	$179,045	$145,684

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Period Ended August 31, 2016(a) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$28,863	$50,246
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized losses from investments	16,725	12,602
Net realized (gains) losses from securities sold short	2,590	(2,724)
Net realized losses from futures contracts	2,912	—
Net realized gains from written option contracts	(19,554)	(3,987)
Return of capital adjustments	(180)	1,755
Purchase of investment securities	(1,998,006)	(1,159,592)
Purchase of short-term investments, net	(149,921)	—
Proceeds from sales of investment securities	1,123,630	213,099
Proceeds from securities sold short	1,362,308	185,859
Cover of securities sold short	(810,201)	(183,135)
Purchase of options	(83,102)	(32,271)
Proceeds from sales of options	14,215	7,282
Premiums received from written options	50,425	5,099
Written options cancelled in a closing purchase transaction	(18,272)	(626)
Net change in unrealized appreciation/depreciation on investments	(101,133)	(60,575)
Net change in unrealized appreciation/depreciation on securities sold short	62,902	—
Net change in unrealized appreciation/depreciation on written option contracts	(963)	—
Increase in operating assets:
Increase in deposits with brokers for securities sold short, written options and futures contracts	(484,913)	—
Increase in dividends receivable	(3,078)	—
Increase in receivable for investment securities sold	(10,826)	(43,426)
Increase in receivable from advisor	(6,159)	(6,811)
Increase in other assets	(2,607)	(2,607)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Period Ended August 31, 2016(a) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Increase in operating liabilities:
Increase in dividends payable on securities sold short	$45	$—
Increase in payable for investment securities purchased	—	42,500
Increase in payable to adminstrator	5,014	5,011
Increase in accrued brokerage expense on securities sold short	1,034	57
Increase in other accrued expenses	2,772	2,599
NET CASH USED IN OPERATING ACTIVITIES	(1,015,480)	(969,645)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in due to prime broker	—	18,711
Proceeds from capital shares sold	1,200,000	1,000,000
NET CASH FROM FINANCING ACTIVITIES	1,200,000	1,018,711

NET CHANGE IN CASH	184,520	49,066
Cash, beginning of period	—	—
Cash, end of period	$184,520	$49,066

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.12)
Net realized and unrealized gains on investments	1.03
Total from investment operations	0.91

Net asset value at end of period	$10.91

Total return (b)	9.10	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,309

Ratio of total expenses to average net assets	11.55	%(d)

Ratio of net expenses to average net assets (e)	3.25	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(1.63	%)(d)

Portfolio turnover rate	189	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gains on investments	0.98
Total from investment operations	0.94

Net asset value at end of period	$10.94

Total return (b)	9.40	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,313

Ratio of total expenses to average net assets	9.90	%(d)

Ratio of net expenses to average net assets (e)	1.81	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.57	%)(d)

Portfolio turnover rate	220	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gains on investments	0.18
Total from investment operations	0.15

Net asset value at end of period	$10.15

Total return (b)	1.50	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,217

Ratio of total expenses to average net assets	10.63	%(d)

Ratio of net expenses to average net assets (e)	2.50	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.49	%)(d)

Portfolio turnover rate	133	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gains on investments	0.30
Total from investment operations	0.24

Net asset value at end of period	$10.24

Total return (b)	2.40	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,229

Ratio of total expenses to average net assets	10.88	%(d)

Ratio of net expenses to average net assets (e)	2.74	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.95	%)(d)

Portfolio turnover rate	150	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gains on investments	0.54
Total from investment operations	0.50

Net asset value at end of period	$10.50

Total return (b)	5.00	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,050

Ratio of total expenses to average net assets	10.15	%(d)

Ratio of net expenses to average net assets (e)	1.06	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	0.99	%(d)

Ratio of net investment loss to average net assets (e)	(0.65	%)(d)

Portfolio turnover rate	25	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2016

1. Organization

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 29, 2015.

The investment objectives of the Funds are as follows:

●	Castlemaine Emerging Markets Opportunities Fund seeks to provide high total return, consisting of income and capital appreciation.

●	Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Multi-Strategy Fund seek capital appreciation.

●	Castlemaine Market Neutral Fund seeks total return, consisting of income and capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE; prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of

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regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of August 31, 2016:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$927,222	$—	$—	$927,222
Exchange-Traded Funds	110,731	—	—	110,731
Purchased Option Contracts	22,540	—	—	22,540
U.S. Treasury Obligations	—	149,928	—	149,928
Total	$1,060,493	$149,928	$—	$1,210,421

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NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Common Stocks – Sold Short	$(92,289)	$—	$—	$(92,289)
Exchange-Traded Funds – Sold Short	(176,906)	—	—	(176,906)
Written Option Contracts	(1,000)	—	—	(1,000)
Total	$(270,195)	$—	$—	$(270,195)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$986,796	$—	$—	$986,796
Purchased Option Contracts	22,895	225	—	23,120
U.S. Treasury Obligations	—	149,928	—	149,928
Total	$1,009,691	$150,153	$—	$1,159,844
Other Financial Instruments
Common Stocks – Sold Short	$(6,288)	$—	$—	$(6,288)
Written Option Contracts	(1,010)	—	—	(1,010)
Total	$(7,298)	$—	$—	$(7,298)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$975,256	$—	$—	$975,256
Exchange-Traded Funds	24,560	—	—	24,560
Purchased Option Contracts	29,091	—	—	29,091
U.S. Treasury Obligations	—	149,928	—	149,928
Total	$1,028,907	$149,928	$—	$1,178,835
Other Financial Instruments
Common Stocks – Sold Short	$(119,636)	$—	$—	$(119,636)
Exchange-Traded Funds – Sold Short	(200,073)	—	—	(200,073)
Written Option Contracts	(1,010)	—	—	(1,010)
Total	$(320,719)	$—	$—	$(320,719)

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NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$920,525	$—	$—	$920,525
Exchange-Traded Funds	78,801	—	—	78,801
Purchased Option Contracts	14,960	—	—	14,960
U.S. Treasury Obligations	—	149,928	—	149,928
Total	$1,014,286	$149,928	$—	$1,164,214
Other Financial Instruments
Common Stocks – Sold Short	$(150,689)	$—	$—	$(150,689)
Exchange-Traded Funds – Sold Short	(466,910)	—	—	(466,910)
Written Option Contracts	(990)	—	—	(990)
Total	$(618,589)	$—	$—	$(618,589)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Open-End Funds	$844,800	$—	$—	$844,800
Exchange-Traded Funds	161,334	—	—	161,334
Purchased Option Contracts	11,080	—	—	11,080
Total	$1,017,214	$—	$—	$1,017,214

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, if applicable, for a listing of the common stocks by industry type. As of August 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

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Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended August 31, 2016.

Short sales – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that may differ from the value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents, or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers or amounts due to prime broker for securities sold short are reported on the Statements of Assets and Liabilities. These amounts are considered in conjunction with securities held in the Funds’ collateral accounts. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent a Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by a Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and the 1940 Act. The Funds may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Funds invest.

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently

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NOTES TO FINANCIAL STATEMENTS (Continued)

marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Futures contracts – The Funds may use futures contracts to gain exposure to or hedge against changes in the value of equity securities, real estate investments, interest rates, foreign currencies, or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities to cover part of the futures contract’s value. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts are reported on the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts – The Funds may enter into contracts for the purchase or sale of a specific currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or exposure to foreign currency. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, each of those Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement

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NOTES TO FINANCIAL STATEMENTS (Continued)

of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve a Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2016:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Tax cost of portfolio investments	$1,081,213	$1,076,964	$1,128,005
Gross unrealized appreciation	$151,339	$92,785	$111,841
Gross unrealized depreciation	(22,131)	(9,905)	(61,011)
Net unrealized appreciation	129,208	82,880	50,830
Net unrealized appreciation (depreciation) on securities sold short	(13,884)	565	(34,546)
Net unrealized appreciation on written option contracts	1,322	2,468	2,483
Undistributed ordinary income	—	27,479	—
Accumlated capital and other losses	(7,836)	—	(1,354)
Accumulated earnings	$108,810	$113,392	$17,413

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NOTES TO FINANCIAL STATEMENTS (Continued)

	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments	$1,067,929	$956,639
Gross unrealized appreciation	$129,631	$61,914
Gross unrealized depreciation	(33,346)	(1,339)
Net unrealized appreciation	96,285	60,575
Net unrealized depreciation on securities sold short	(63,658)	—
Net unrealized appreciation on written option contracts	963	—
Accumlated capital and other losses	(4,727)	(10,275)
Accumulated earnings	$28,863	$50,300

As of August 31, 2016, the proceeds of securities sold short and premiums received on written options on a tax basis are as follows:

	Tax Basis of:
	Proceeds of securities sold short	Premiums received on written option contracts
Castlemaine Emerging Markets Opportunities Fund	$255,311	$2,322
Castlemaine Event Driven Fund	6,853	3,478
Castlemaine Long/Short Fund	285,163	3,493
Castlemaine Market Neutral Fund	553,941	1,953
Castlemaine Multi-Strategy Fund	—	—

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales, the mark to market on forward currency contracts, and adjustments to basis on publicly traded partnerships.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Net qualified late year ordinary losses represent losses incurred after December 31, 2015 and specified losses incurred after October 31, 2015. These losses are deemed to arise on the first day of a Fund’s next taxable year. For the period ended August 31, 2016, the Funds intend to defer the following losses to September 1, 2016 for income tax purposes:

	Late-Year Ordinary Losses	Late-Year Capital Losses
Castlemaine Emerging Markets Opportunities Fund	$6,089	$1,747
Castlemaine Event Driven Fund	—	—
Castlemaine Long/Short Fund	—	1,354
Castlemaine Market Neutral Fund	2,980	1,747
Castlemaine Multi-Strategy Fund	4,384	5,891

For the period ended August 31, 2016, the following reclassifications were made on the Statement of Assets and Liabilities for the Funds as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Paid-in capital	$—	$—	$—	$—	$(54)
Accumulated net investment loss	8,904	4,704	3,981	5,091	54
Accumulated net realized gains (losses) from security transactions	(8,904)	(4,704)	(3,981)	(5,091)	—

Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund’s net assets or NAV per share. These permanent differences are due to adjustments related to publicly traded partnerships, differing treatments of ordinary losses, foreign currency gains and losses and dividend expenses.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the period ended August 31, 2016 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund is subject to examination by U.S. federal tax authorities for such tax period.

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NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the period ended August 31, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, U.S. government securities, and short positions, were as follows:

	Cost of Purchases	Proceeds from Sales
Castlemaine Emerging Markets Opportunities Fund	$2,284,383	$1,469,519
Castlemaine Event Driven Fund	2,534,175	1,679,191
Castlemaine Long/Short Fund	1,926,870	1,029,136
Castlemaine Market Neutral Fund	1,998,006	1,123,630
Castlemaine Multi-Strategy Fund	1,159,592	213,099

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Castlemaine LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund each pay the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.24% of the average daily net assets. Additionally under the Castlemaine Agreement, Castlemaine Multi-Strategy Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.24% of its average daily net assets, excluding that portion of the Fund’s average net assets invested in any affiliated fund managed by the Adviser.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to 1.49% of the average daily net assets for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund, and to 0.99% of the average daily net assets for Castlemaine Multi-Strategy Fund. Accordingly, during the period ended August 31, 2016, the Adviser did not collect any of its investment advisory fees and, in addition, it reimbursed other operating expenses as follows:

Castlemaine Emerging Markets Opportunities Fund	$60,023
Castlemaine Event Driven Fund	56,348
Castlemaine Long/Short Fund	56,159
Castlemaine Market Neutral Fund	55,899
Castlemaine Multi-Strategy Fund	60,533

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expense reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2016, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than August 31, 2019 in the following amounts:

Castlemaine Emerging Markets Opportunities Fund	$70,562
Castlemaine Event Driven Fund	66,542
Castlemaine Long/Short Fund	66,279
Castlemaine Market Neutral Fund	65,939
Castlemaine Multi-Strategy Fund	62,419

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Funds. Such expenses are not subject to recoupment by the Funds to the Adviser.

An officer of the Funds is also an officer of the Adviser.

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NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing each Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

During the period ended August 31, 2016, each Trustee who is not an “interested person” of the Trust (an “Independent Trustee”) received from each Fund a $500 annual retainer and a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Effective October 1, 2016, each Independent Trustee will receive a $1,000 annual retainer from each Fund, except for the Board Chairman, who will receive a $1,200 annual retainer from each Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Funds for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Funds:

	% Ownership
Name of Record Owner	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Colm O’Shea	83%	83%	83%	83%	100%
Castlemaine Multi-Strategy Fund	17%	17%	17%	17%	—

Colm O’Shea owns a majority of the Adviser.

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

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NOTES TO FINANCIAL STATEMENTS (Continued)

AFFILIATED INVESTMENTS

Certain open-end investment companies held by Castlemaine Multi-Strategy Fund are managed by the Adviser, thereby making such funds affiliated companies as defined by the 1940 Act.

As of August 31, 2016, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Market Neutral Fund (the “Affiliated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the period ended August 31, 2016 is as follows:

	December 29, 2015(a) Value	Purchases	Change in Unrealized Appreciation	August 31, 2016 Value
Castlemaine Emerging Markets Opportunities Fund	$—	$200,000	$18,200	$218,200
Castlemaine Event Driven Fund	—	200,000	18,800	218,800
Castlemaine Long/Short Fund	—	200,000	3,000	203,000
Castlemaine Market Neutral Fund	—	200,000	4,800	204,800
Total	$—	$800,000	$44,800	$844,800

(a)	Castlemaine Multi-Strategy Fund commenced operations on December 29, 2015.

Castlemaine Multi-Strategy Fund did not realize any capital gains or losses or receive any dividend income from the Affiliated Investments during the period ended August 31, 2016.

5. Derivatives Transactions

Transactions in long option contracts by the Funds during the period ended August 31, 2016 were as follows:

	Option Contracts	Option Premiums
Castlemaine Emerging Markets Opportunities Fund
Options outstanding at beginning of period	—	$—
Options purchased	1,330	147,917
Options sold	(345)	(40,258)
Options expired	(455)	(61,048)
Options exercised	(265)	(15,362)
Options outstanding at end of period	265	$31,249

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Option Contracts	Option Premiums
Castlemaine Event Driven Fund
Options outstanding at beginning of period	—	$—
Options purchased	929	119,252
Options sold	(250)	(26,872)
Options expired	(323)	(49,700)
Options exercised	(129)	(14,473)
Options outstanding at end of period	227	$28,207

Castlemaine Long/Short Fund
Options outstanding at beginning of period	—	$—
Options purchased	1,403	168,183
Options sold	(435)	(29,899)
Options expired	(550)	(93,105)
Options exercised	(88)	(7,983)
Options outstanding at end of period	330	$37,196

Castlemaine Market Neutral Fund
Options outstanding at beginning of period	—	$—
Options purchased	517	83,102
Options sold	(106)	(6,540)
Options expired	(201)	(46,547)
Options exercised	(85)	(11,134)
Options outstanding at end of period	125	$18,881

Castlemaine Multi-Strategy Fund
Options outstanding at beginning of period	—	$—
Options purchased	381	32,271
Options sold	(46)	(6,752)
Options expired	(175)	(15,384)
Options exercised	(15)	(2,241)
Options outstanding at end of period	145	$7,894

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in option contracts written by the Funds during the period ended August 31, 2016 were as follows:

	Option Contracts	Option Premiums
Castlemaine Emerging Markets Opportunities Fund
Options outstanding at beginning of period	—	$—
Options written	732	47,289
Options cancelled in a closing purchase transaction	(211)	(16,992)
Options expired	(266)	(17,190)
Options exercised	(215)	(10,785)
Options outstanding at end of period	40	$2,322

Castlemaine Event Driven Fund
Options outstanding at beginning of period	—	$—
Options written	463	41,554
Options cancelled in a closing purchase transaction	(227)	(24,153)
Options expired	(131)	(8,512)
Options exercised	(70)	(5,411)
Options outstanding at end of period	35	$3,478

Castlemaine Long/Short Fund
Options outstanding at beginning of period	—	$—
Options written	813	87,657
Options cancelled in a closing purchase transaction	(411)	(52,424)
Options expired	(308)	(23,937)
Options exercised	(59)	(7,803)
Options outstanding at end of period	35	$3,493

Castlemaine Market Neutral Fund
Options outstanding at beginning of period	—	$—
Options written	539	50,425
Options cancelled in a closing purchase transaction	(193)	(23,234)
Options expired	(206)	(14,593)
Options exercised	(110)	(10,645)
Options outstanding at end of period	30	$1,953

Castlemaine Multi-Strategy Fund
Options outstanding at beginning of period	—	$—
Options written	73	5,099
Options cancelled in a closing purchase transaction	(18)	(1,896)
Options expired	(45)	(2,717)
Options exercised	(10)	(486)
Options outstanding at end of period	—	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The average volume of activity of financial derivatives for the Funds during the period ended August 31, 2016 is as follows:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Average notional value of:
Futures contracts	$10,718	$10,718	$10,718	$10,718	$—
Foreign currency contracts	$223,162	$—	$—	$—	$—

Derivative positions of the Funds as of August 31, 2016 are recorded in the following locations in the Statements of Assets and Liabilities:

		Fair value
Type of derivative	Location	Asset Derivatives	Liability Derivatives
Castlemaine Emerging Markets Opportunities Fund
Equity options purchased	Investments in securities, at value	$22,540	$—
Equity options written	Written options, at value	—	(1,000)
Total		$22,540	$(1,000)
Castlemaine Event Driven Fund
Equity options purchased	Investments in securities, at value	$23,120	$—
Equity options written	Written options, at value	—	(1,010)
Total		$23,120	$(1,010)
Castlemaine Long/Short Fund
Equity options purchased	Investments in securities, at value	$29,091	$—
Equity options written	Written options, at value	—	(1,010)
Total		$29,091	$(1,010)
Castlemaine Market Neutral Fund
Equity options purchased	Investments in securities, at value	$14,960	$—
Equity options written	Written options, at value	—	(990)
Total		$14,960	$(990)
Castlemaine Multi-Strategy Fund
Equity options purchased	Investments in securities, at value	$11,080	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

As of August 31, 2016, Castlemaine Emerging Markets Opportunities Fund had forward currency exchange contracts outstanding as follows:

Settlement Date	To Deliver	To Receive	Initial Value	Value	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
1/13/2017	106,171 USD	2,000,000 MXN	$106,171	$105,001	$—	$(1,170)	$(1,170)

MXN - Mexican Peso

As of August 31, 2016, the Funds did not hold any futures contracts.

Transactions in derivative instruments for the Funds during the period ended August 31, 2016 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Written option contracts	Net realized gains (losses) from written option contracts
Net change in unrealized appreciation (depreciation) on written option contracts
Purchased option contracts	Net realized gains (losses) from investments
Net change in unrealized appreciation (depreciation) on investments
Forward foreign currency exchange contracts	Net realized losses from foreign currency transactions
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for the Funds during the period ended August 31, 2016:

Risk	Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
		Castlemaine Emerging Markets Opportunities Fund		Castlemaine Event Driven Fund
Equity	Option contracts
	Purchased options	$(51,606)	$(8,709)	$(46,458)	$(5,087)
	Written options	24,793	1,322	20,788	2,468
	Total option contracts	(26,813)	(7,387)	(25,670)	(2,619)

	Financial futures contracts	(2,912)	—	(5,066)	—

Currency	Forward foreign currency exchange contracts	(7,829)	(1,170)	—	—

	Total	$(37,554)	$(8,557)	$(30,736)	$(2,619)

		Castlemaine Long/Short Fund		Castlemaine Market Neutral Fund
Equity	Option contracts
	Purchased options	$(55,365)	$(8,105)	$(38,872)	$(3,921)
	Written options	42,606	2,483	19,554	963
	Total option contracts	(12,759)	(5,622)	(19,318)	(2,958)

	Financial futures contracts	(5,943)	—	(2,912)	—

	Total	$(18,702)	$(5,622)	$(22,230)	$(2,958)

		Castlemaine Multi-Strategies Fund
Equity	Option contracts
	Purchased options	$(14,854)	$3,186
	Written options	3,987	—

	Total	$(10,867)	$3,186

In the ordinary course of business, each Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of August 31, 2016, the offsetting of financial liabilities and derivative liabilities is as follows:

Castlemaine Emerging Markets Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$22,540	$—	$22,540	$—	$(1,000)	$21,540

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Description				Cash Collateral	Financial Instruments
Unrealized depreciation on forward foreign currency exchange contracts	$1,170	$—	$1,170	$—	$—	$1,170
Written options, at value	$1,000	$—	$1,000	$—	$(1,000)	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Event Driven Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$23,120	$—	$23,120	$—	$(1,010)	$22,110

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Written options, at value	$1,010	$—	$1,010	$	$(1,010)	$—

Castlemaine Long/Short Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$29,091	$—	$29,091	$—	$(1,010)	$28,081

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Written options, at value	$1,010	$—	$1,010	$—	$(1,010)	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Market Neutral Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$14,960	$—	$14,960	$—	$(990)	$13,970

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Written options, at value	$990	$—	$990	$—	$(990)	$—

Castlemaine Multi-Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$11,080	$—	$11,080	$—	$—	$11,080

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
None	$—	$—	$—	$—	$—	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the increase in Trustees fees as noted in Note 4.

CASTLEMAINE FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy and Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, schedules of securities sold short and schedules of open written option contracts of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund (the “Funds”), each a series of Ultimus Managers Trust, as of August 31, 2016, and the related statements of operations, changes in net assets, and cash flows, and the financial highlights for the period December 29, 2015 (commencement of operations) through August 31, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund as of August 31, 2016, the results of their operations, the changes in their net assets, and their cash flows, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 31, 2016

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2016) and held until the end of the period (August 31, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Castlemaine Emerging Markets Opportunities Fund
Based on Actual Fund Return	$1,000.00	$1,067.50	3.69%	$19.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,006.59	3.69%	$18.61

Castlemaine Event Driven Fund
Based on Actual Fund Return	$1,000.00	$1,085.30	1.86%	$9.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.79	1.86%	$9.42

Castlemaine Long/Short Fund
Based on Actual Fund Return	$1,000.00	$992.20	2.75%	$13.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.31	2.75%	$13.90

Castlemaine Market Neutral Fund
Based on Actual Fund Return	$1,000.00	$1,014.90	3.10%	$15.70
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,009.55	3.10%	$15.66

Castlemaine Multi-Strategy Fund
Based on Actual Fund Return	$1,000.00	$1,032.40	1.08%	$5.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.71	1.08%	$5.48

(a)	Annualized, based on each Fund’s expenses for the most recent one-half year expenses.
(b)	Expenses are equal to each Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CASTLEMAINE FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-594-0006. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CASTLEMAINE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise its day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	24	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	24	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	24	None

CASTLEMAINE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees: (continued)
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	24	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Alfredo Viegas 250 W. 57th Street Suite 2032 New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds

Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012)

David R. Carson Year of Birth: 1958	Since April 2013	President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

CASTLEMAINE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

Vice President, Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager for Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-800-514-3583.

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Topturn OneEighty Fund

Annual Report

August 31, 2016

Topturn OneEighty Fund LETTER TO SHAREHOLDERS	September 21, 2016

Dear Fellow Shareholders:

From its launch on September 1, 2015 through August 31, 2016, the Topturn OneEighty Fund (TTFOX or the “Fund”) delivered a cumulative return of +7.7% versus the cumulative benchmark returns of +16.0% for the S&P 500® Index and +0.5% for the Morningstar Diversified Alternatives Total Return Index.

For the twelve months ended August 31, 2016, fears over plummeting oil prices, widening credit spreads, negative interest rates, weakening economic data, the U.K.’s European Union membership referendum (Brexit), and valuation concerns led to a correction in equity markets early in the year and a modest pullback in most capital markets during the most recent quarter as investors sought more “safe haven” type assets. Both pullbacks ultimately proved to be short-lived as equity markets regained their footing and pushed to new highs.

The Fund benefited versus Diversified Alternatives peers as tactical weightings were shifted to safe-haven assets during negative performing equity markets. Investments in US Treasury Bonds, High-Quality Dividend Paying Stocks, and Telecommunications Stocks provided positive attribution during market weakness, while exposure to the S&P500 index and higher beta sectors such as Small Cap and Technology stocks were detractors. As equity market strength resumed, exposure to risk assets subsequently increased with investments in the S&P500 Index and small cap stocks providing positive attribution while investments in Telecommunications stocks and Gold dragged on performance. As the end of the most recent quarter approached, we’ve noticed that correlations among assets classes, such as stocks and bonds, have been on the rise. While we believe this dynamic will prove to be short-term in nature, caused by a reaction to fears about a rise in interest rates, the net effect could lead to an up-tick in portfolio volatility as the benefits of diversification are suppressed.

Not much has changed in our long-term outlook. We continue to believe that we are in a period where, due to various conditions, buy-and-hold returns from traditional asset classes offer low long-term return potential. One example, in this instance regarding valuation, is that as central banks have pushed fixed income yields to record lows, including negative nominal yields in some circumstances, stocks have been viewed as a relative favorite for investors in search of returns. This has pushed equity participation to levels that have historically corresponded with low subsequent total returns. As of June 30, 2016, the Federal Reserve reported that U.S. Household Stock Allocation as a percentage of total financial assets had reached 52.4%, landing it in the highest quintile of quarterly readings. Since 1951, whenever this reading has reached such a level, the average gain per annum over the ensuing 10 years, has been a relatively anemic 3.6%.

Compounding the valuation problem is uncertainty over the current macro-economic environment. During the first half of 2016, real gross domestic product grew at a mere 1.0% average annual rate. This represented the weakest first half-of-the-year performance since 2011, as capital expenditure and manufacturing contracted, the inventory correction deepened, net exports remained weak, and uncertainty increased about the course of Federal Reserve’s monetary policy. In addition, there is continued uncertainty surrounding this year’s U.S. presidential election and the corresponding effect this will have on taxes, policy, and

1

the overall business environment. These issues would appear to have the potential to keep markets on edge, raising the specter of higher than average volatility during the balance of 2016 and early 2017.

We believe investors will need to identify strategies that offer sources of return that are not highly correlated to traditional asset classes. The goal of the Topturn OneEighty Fund is to offer this type of return by tactically allocating assets among non-correlating asset classes as trends are identified.

Thank you for your continued trust and interest in Topturn OneEighty Fund.

Sincerely,

Greg Stewart
Chief Investment Officer / Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-261-2884.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.topturnfunds.com or call 1-888-261-2884 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2016, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

Topturn OneEighty Fund
PERFORMANCE INFORMATION
August 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment
in the Topturn OneEighty Fund versus the S&P 500® Index.

Total Returns (for period ended August 31, 2016)
Since Inception(b)
Topturn OneEighty Fund(a)	7.65%
S&P 500® Index	15.98%

(a)	The Fund’s total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of shares.

(b)	The Fund commenced operations on September 1, 2015.

3

Topturn OneEighty Fund
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
SPDR® S&P 500® ETF Trust	17.1%
iShares® 7-10 Year Treasury Bond ETF	16.5%
iShares® 20+ Year Treasury Bond ETF	8.2%
iShares® Core S&P® Small-Cap ETF	7.7%
iShares® Edge MSCI Min Vol Emerging Markets ETF	7.6%
PowerShares QQQ TrustSM, Series 1	5.1%
SPDR® S&P® Dividend ETF	5.1%
iShares® U.S. Telecommunications ETF	4.1%
iShares® Edge MSCI USA Value Factor ETF	4.1%
iShares® U.S. Technology ETF	3.9%

4

Topturn OneEighty Fund SCHEDULE OF INVESTMENTS August 31, 2016

EXCHANGE-TRADED FUNDS — 92.5%	Shares	Value
Commodities & Currencies — 2.9%
CurrencyShares Japanese Yen Trust (The) (a)	5,110	$477,019

International Equities — 7.6%
iShares® Edge MSCI Min Vol Emerging Markets ETF	23,390	1,245,985

Real Estate Investment Trusts (REITs) — 5.0%
Vanguard Global ex-U.S. Real Estate ETF	8,700	486,591
Vanguard REIT ETF	3,700	329,189
		815,780
U.S. Fixed Income — 24.7%
iShares® 7-10 Year Treasury Bond ETF	24,110	2,694,775
iShares® 20+ Year Treasury Bond ETF	9,610	1,344,150
		4,038,925
U.S. Large Cap Equities — 43.1%
iShares® Edge MSCI USA Value Factor ETF	10,200	665,244
iShares® U.S. Technology ETF	5,460	636,472
iShares® U.S. Telecommunications ETF	20,700	666,747
PowerShares QQQ TrustSM, Series 1	7,200	838,368
SPDR® S&P 500® ETF Trust	12,880	2,800,627
SPDR® S&P® Dividend ETF	9,680	829,189
Vanguard Materials ETF	5,810	628,700
		7,065,347
U.S. Small-Mid Cap Equities — 9.2%
iShares® Core S&P® Small-Cap ETF	10,250	1,268,130
SPDR® S&P® Regional Banking ETF	5,600	241,024
		1,509,154

Total Exchange-Traded Funds (Cost $14,603,416)		$15,152,210

MONEY MARKET FUNDS — 3.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (b) (Cost $481,102)	481,102	$481,102

Total Investments at Value — 95.5% (Cost $15,084,518)		$15,633,312

Other Assets in Excess of Other Liabilities — 4.5%		740,778

Net Assets — 100.0%		$16,374,090

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2016

See accompanying notes to financial statements.

5

Topturn OneEighty Fund STATEMENT OF ASSETS AND LIABILITIES August 31, 2016

ASSETS
Investments in securities:
At acquisition cost	$15,084,518
At value (Note 2)	$15,633,312
Dividends receivable	110
Receivable for capital shares sold	25,000
Receivable for investment securities sold	2,636,344
Other assets	4,117
Total assets	18,298,883

LIABILITIES
Payable for investment securities purchased	1,901,343
Payable to Adviser (Note 4)	12,640
Payable to administrator (Note 4)	6,140
Other accrued expenses	4,670
Total liabilities	1,924,793

NET ASSETS	$16,374,090

NET ASSETS CONSIST OF:
Paid-in capital	$15,750,133
Accumulated net investment loss	(4,615)
Undistributed net realized gains from security transactions	79,778
Net unrealized appreciation on investments	548,794
NET ASSETS	$16,374,090

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,526,061

Net asset value, offering price and redemption price per share (Note 2)	$10.73

See accompanying notes to financial statements.

6

Topturn OneEighty Fund STATEMENT OF OPERATIONS For the Period Ended August 31, 2016(a)

INVESTMENT INCOME
Dividend income	$239,095
Interest	447
Total investment income	239,542

EXPENSES
Investment advisory fees (Note 4)	144,722
Fund accounting fees (Note 4)	25,166
Administration fees (Note 4)	24,000
Professional fees	18,994
Compliance fees (Note 4)	12,733
Transfer agent fees (Note 4)	12,000
Trustees’ fees and expenses (Note 4)	9,944
Custody and bank service fees	7,592
Registration and filing fees	6,093
Postage and supplies	3,076
Printing of shareholder reports	2,028
Other expenses	8,776
Total expenses	275,124
Less fee reductions by the Adviser (Note 4)	(72,513)
Net expenses	202,611

NET INVESTMENT INCOME	36,931

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	65,995
Capital gain distributions from regulated investment companies	17,141
Net change in unrealized appreciation (depreciation) on investments	548,794
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	631,930

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$668,861

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.

See accompanying notes to financial statements.

7

Topturn OneEighty Fund STATEMENT OF CHANGES IN NET ASSETS
Period Ended August 31, 2016(a)

FROM OPERATIONS
Net investment income	$36,931
Net realized gains from security transactions	65,995
Capital gain distributions from regulated investment companies	17,141
Net change in unrealized appreciation (depreciation) on investments	548,794
Net increase in net assets resulting from operations	668,861

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(41,543)
From net realized gains on investments	(3,361)
Decrease in net assets from distributions to shareholders	(44,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,029,813
Net asset value of shares issued in reinvestment of distributions to shareholders	44,904
Payments for shares redeemed	(324,584)
Net increase in net assets from capital share transactions	15,750,133

TOTAL INCREASE IN NET ASSETS	16,374,090

NET ASSETS
Beginning of period	—
End of period	$16,374,090

ACCUMULATED NET INVESTMENT LOSS	$(4,615)

CAPITAL SHARE ACTIVITY
Shares sold	1,553,726
Shares reinvested	4,420
Shares redeemed	(32,085)
Net increase in shares outstanding	1,526,061
Shares outstanding at beginning of period	—
Shares outstanding at end of period	1,526,061

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.

See accompanying notes to financial statements.

8

Topturn OneEighty Fund FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments	0.73
Total from investment operations	0.76

Less distributions:
From net investment income	(0.03)
From net realized gains on investments	(0.00	)(b)
Total distributions	(0.03)

Net asset value at end of period	$10.73

Total return (c)	7.65	%(d)

Net assets at end of period (000’s)	$16,374

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	2.38	%(h)

Ratio of net expenses to average net assets (e) (f)	1.75	%(h)

Ratio of net investment income to average net assets (f) (g)	0.32	%(h)

Portfolio turnover rate	261	%(d)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.

(b)	Amount rounds to less than $0.01 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The return shown does not reflect the taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees.

(d)	Not annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests (Note 5).

(f)	Ratio was determined after advisory fee reductions (Note 4).

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Annualized.

See accompanying notes to financial statements.

9

Topturn OneEighty Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2016

1. Organization

Topturn OneEighty Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 1, 2015.

The investment objective of the Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

10

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,152,210	$—	$—	$15,152,210
Money Market Funds	481,102	—	—	481,102
Total	$15,633,312	$—	$—	$15,633,312

As of August 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income and realized capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal

11

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. During the period ended August 31, 2016, the tax character of all distributions paid to shareholders was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2016:

Tax cost of portfolio investments	$15,096,262
Gross unrealized appreciation	$550,430
Gross unrealized appreciation	(13,380)
Net unrealized appreciation on investments	537,050
Undistributed ordinary income	74,381
Undistributed long-term gains	17,141
Qualified late year ordinary losses	(4,615)
Accumulated earnings	$623,957

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Qualified late year ordinary losses incurred after December 31, 2015 and within the taxable year are deemed to arise on the first day of the Fund’s following taxable year. For the period ended August 31, 2016, the Fund deferred $4,615 of late year ordinary losses to September 1, 2016 for federal income tax purposes.

12

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

During the period ended August 31, 2016, the Fund reclassified $3 of net investment income against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended August 31, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $43,251,016 and $28,713,594, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Topturn Fund Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 1.75% of the Fund’s average daily net assets. Accordingly, during the period ended August 31, 2016, the Adviser reduced its advisory fees in the amount of $72,513.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2016, the Adviser may seek repayment of investment advisory fee reductions totaling $72,513 no later than August 31, 2019.

13

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

During the period ended August 31, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) received from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also received a $500 annual retainer from the Fund. Effective October 1, 2016, each Independent Trustee will receive a $1,000 annual retainer from the Fund, except for the Board Chairman, who will receive a $1,200 annual retainer from the Fund.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2016, the following shareholder owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company, Inc. (for the benefit of its customers)	99.6%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

14

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

5. Investments in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses and other costs to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2016, the Fund had 92.5% of the value of its net assets invested in ETFs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the increase in trustee fees as noted in Note 4.

15

Topturn OneEighty Fund
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Topturn OneEighty Fund and
Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Topturn OneEighty Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2016, and the related statements of operations and changes in net assets and financial highlights for the year September 1, 2015 (commencement of operations) through August 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Topturn OneEighty Fund as of August 31, 2016, and the results of its operations and changes in net assets and financial highlights for the year September 1, 2015 (commencement of operations) through August 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2016

16

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2016) and held until the end of the period (August 31, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Comission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

17

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,065.50	1.75%	$9.09
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.34	1.75%	$8.87

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-261-2884. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the fiscal period ended August 31, 2016. The Fund designated up to a maximum amount of $44,904 as taxed at a maximum rate of 23.8%. As required by federal regulations, complete information was computed and reported in conjunction with your 2015 Form 1099-DIV.

18

Topturn OneEighty Fund
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	24	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	24	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016	24	None

19

Topturn OneEighty Fund
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees: (Continued)
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Decepoli Financial Planning, LLC (personal financial planning company) since 2004	24	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Dan Darchuck 30 Ragsdale Drive Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
David R. Carson Year of Birth: 1958	Since April 2013	President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to present), The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

20

Topturn OneEighty Fund
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers: (Continued)
Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	V.P., Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager for Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-261-2884.

21

Annual Report

August 31, 2016

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
LETTER TO SHAREHOLDERS	September 23, 2016

From its launch on December 29, 2015 through August 31, 2016, the Marshfield Concentrated Opportunity Fund (the “Fund”) produced a cumulative total return of 6.10% compared to 6.04% for the S&P 500® Index.

Among the many consequences of the financial crisis of ’08-’09 and the ensuing recession has been the apparent belief by stock market participants that they can see the macroeconomic future. Witness all the breathless reporting on this week’s Federal Reserve non-decision on interest rates. And investors don’t stop there; they believe that they can predict with precision what that putative future means for individual companies. In some ways, it was ever thus. The market, especially in times of economic change and discontinuity, is hungry for whatever guidance it can find, anointing many a false prophet in the process. Blame it perhaps on the revamped touchy-feely Federal Reserve and its new age of transparency and public outreach (no more Delphic utterances but a veritable Greek chorus of often contradictory opinions), but today everyone seems to be getting in touch with his or her inner macro-economist. What results is a market that can’t seem to visualize the trees for the forest. The danger to an investor of looking at the market through any kind of lens is that it colors both judgment and actions, making it easier, not harder, to do intemperate things. Therefore, tempting as it might be for us to channel Keynes or Summers and bloviate about the future, we will refrain from making airy macro-economic predictions and focus instead on what we can actually know: that companies that have demonstrated an ability to make money over an economic cycle, are in advantageously structured industries, and have a strong and dynamic culture are likely to do well over time, even if [fill in scary event here] occurs. We say that with some confidence, having seen various somewhat scary events occur already this year (think Brexit, for example).

The Fund’s history since inception can thus be described as the best of times, the most middling of times, and the worst of times (apologies to Charles Dickens).

Most investors probably thought of the first couple of months of the year as the worst of times, as the market declined by 11% through early February. We actually appreciated this period, since we were able to put a fair amount of our cash to work; sell some of our “safe” stocks, which didn’t decline as much; and swap into “risky” but cheaper stocks. So we sold our small position in Berkshire Hathaway1 and with the proceeds (and most of our cash) were able to add to our positions in Moody’s2 (no one will ever issue bonds again!), Union Pacific3 (no one will ever ship anything heavy again!), and Cummins4 (no one will ever buy another truck again!), all of which were, in our opinion, unduly punished by the market during those months. So far, those decisions have turned out well.

[1]	About 2% at the start of the year.

[2]	We started with an 8.4% position at the beginning of the year ending with a 9.7% position at the end of August.

[3]	We started with a 1.5% position at the beginning of the year ending with a 3.9% position at the end of August.

[4]	We started with a 4.1% position at the beginning of the year ending with a 5.5% position at the end of August.

1

The next few months (essentially March through June) were middling by any definition. Stocks retraced their losses, which was a good thing for us, but the market also favored very, very safe stocks (defined as those with predictable revenues, even if very little growth—think telecoms and utilities), which we don’t and won’t own and which therefore wasn’t particularly good for us. We did have an opportunity to open a position in Chipotle, due to the market’s impatience with the pace of their recovery from the previous year’s food safety incidents, about which you’ve probably read. Our opinion is that these things take a while to return to normalcy and that the company is doing about as well as can be expected. We also added slightly to our small position in Strayer Education, as we became more confident in their strategy in what is still a very controversial space (for-profit education). Later during this period, as the market continued to recover, we took the opportunity to sell a position that was starting to worry us—the homebuilder Toll Brothers—because of their very heavy land position, which we believe leaves them vulnerable to even a temporary downturn in the economy. We also finished selling our position in Leucadia, which is mostly comprised of Jefferies, the small investment bank, due to the company’s surprising inability to earn any return at all.

Brexit, for all the headlines it generated, hasn’t seemed to change things very much, at least for those of us in the U.S. So the months of July and August were, if not the best of times, than at least pretty good times. The market went up and our stocks went up more than the market did. And, as is sometimes the case, we didn’t find much new to do. We did sell our position in Allied World, an insurance company, because their decision to rapidly enter new markets in Asia seemed to us a sign of lax underwriting discipline. This increased our cash position to about 11%, slightly higher than it was at the beginning of the year.

Someone who uses the Fund and was looking at our portfolio holdings recently asked us if we were cautiously optimistic. We answered that our portfolio would tell you that we are, but that it looks that way largely because optimism still seems to be cheap in the market and pessimism expensive. If that were reversed (as it was in 1999 and 2008), our holdings would be different and our portfolio would look pessimistic. Again, we don’t invest with a view of the macro-economic future, but we do respond to market prices.

Our approach in any environment is to stick to our discipline. That means: 1) understanding what’s real and what’s fantasy; 2) acting with equanimity to exploit the misjudgments of the crowd; and 3) being patient and not pulling the trigger before our buy or sell price has been reached. These things won’t change.

Sincerely,

Elise J. Hoffmann	Christopher M. Niemczewski
Portfolio Manager	Portfolio Manager

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-855-691-5288.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.MarshfieldFunds.com or call 1-855-691-5288 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2016, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Marshfield Concentrated Opportunity Fund versus
the S&P 500® Index

Total Returns (for period ended August 31, 2016)
Since Inception(b)
Marshfield Concentrated Opportunity Fund(a)	6.10%
S&P 500® Index	6.04%

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b)	The Fund commenced operations on December 29, 2015.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
PORTFOLIO INFORMATION
August 31, 2016 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
Arch Capital Group Ltd.	9.9%
Moody's Corporation	9.7%
YUM! Brands, Inc.	6.4%
Wells Fargo & Company	6.2%
Goldman Sachs Group, Inc. (The)	5.9%
NVR, Inc.	5.7%
Cummins, Inc.	5.5%
Fastenal Company	4.8%
Deere & Company	4.7%
Expeditors International of Washington, Inc.	4.5%

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS August 31, 2016
COMMON STOCKS — 89.0%	Shares	Value
Consumer Discretionary — 20.8%
Diversified Consumer Services — 2.7%
Capella Education Company	367	$21,624
Strayer Education, Inc. *	2,839	138,203
		159,827
Hotels, Restaurants & Leisure — 8.8%
Chipotle Mexican Grill, Inc. *	338	139,841
YUM! Brands, Inc.	4,167	377,989
		517,830
Household Durables — 5.7%
NVR, Inc. *	200	337,360

Specialty Retail — 3.6%
Ross Stores, Inc.	3,375	210,060

Financials — 36.3%
Banks — 10.2%
U.S. Bancorp	5,309	234,392
Wells Fargo & Company	7,238	367,690
		602,082
Capital Markets — 15.6%
Goldman Sachs Group, Inc. (The)	2,042	346,037
Moody's Corporation	5,260	571,709
		917,746
Insurance — 10.5%
Allied World Assurance Company Holdings, AG	886	35,936
Arch Capital Group Ltd. *	7,233	585,439
		621,375
Health Care — 1.2%
Life Sciences Tools & Services — 1.2%
Waters Corporation *	459	72,205

Industrials — 23.3%
Air Freight & Logistics — 4.5%
Expeditors International of Washington, Inc.	5,195	263,127

Machinery — 10.2%
Cummins, Inc.	2,571	322,943
Deere & Company	3,261	275,718
		598,661

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 89.0% (Continued)	Shares	Value
Industrials — 23.3% (Continued)
Road & Rail — 3.8%
Union Pacific Corporation	2,370	$226,406

Trading Companies & Distributors — 4.8%
Fastenal Company	6,570	283,233

Information Technology — 7.4%
IT Services — 7.4%
MasterCard, Inc. - Class A	2,123	205,145
Visa, Inc. - Class A	2,831	229,028
		434,173

Total Investments at Value — 89.0% (Cost $4,628,693)		$5,244,085

Other Assets in Excess of Liabilities — 11.0%		647,045

Net Assets — 100.0%		$5,891,130

*	Non-income producing security.

See accompanying notes to financial statements.

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2016

ASSETS
Investments in securities:
At acquisition cost	$4,628,693
At value (Note 2)	$5,244,085
Cash (Note 2)	634,001
Dividends receivable	10,967
Receivable for capital shares sold	2,000
Receivable from Adviser (Note 4)	4,790
Other assets	5,182
Total assets	5,901,025

LIABILITIES
Payable to administrator (Note 4)	6,300
Other accrued expenses	3,595
Total liabilities	9,895

NET ASSETS	$5,891,130

NET ASSETS CONSIST OF:
Paid-in capital	$5,241,440
Undistributed net investment income	13,802
Undistributed net realized gains from security transactions	20,496
Net unrealized appreciation on investments	615,392
NET ASSETS	$5,891,130

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	555,314

Net asset value, offering price and redemption price per share (Note 2)	$10.61

See accompanying notes to financial statements.

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF OPERATIONS For the Period Ended August 31, 2016 (a)

INVESTMENT INCOME
Dividend income	$54,273

EXPENSES
Investment advisory fees (Note 4)	32,717
Fund accounting fees (Note 4)	16,332
Administration fees (Note 4)	16,000
Professional fees	12,880
Transfer agent fees (Note 4)	10,000
Compliance fees (Note 4)	8,084
Trustees' fees and expenses (Note 4)	7,578
Registration and filing fees	6,807
Custody and bank service fees	5,570
Postage and supplies	2,232
Other expenses	7,525
Total expenses	125,725
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(85,254)
Net expenses	40,471

NET INVESTMENT INCOME	13,802

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	20,496
Net change in unrealized appreciation (depreciation) on investments	615,392
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	635,888

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$649,690

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.

See accompanying notes to financial statements.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended August 31, 2016 (a)

FROM OPERATIONS
Net investment income	$13,802
Net realized gains from security transactions	20,496
Net change in unrealized appreciation (depreciation) on investments	615,392
Net increase in net assets resulting from operations	649,690

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,241,440

TOTAL INCREASE IN NET ASSETS	5,891,130

NET ASSETS
Beginning of period	—
End of period	$5,891,130

UNDISTRIBUTED NET INVESTMENT INCOME	$13,802

CAPITAL SHARE ACTIVITY
Shares sold	555,314
Shares outstanding at beginning of period	—
Shares outstanding at end of period	555,314

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.59
Total from investment operations	0.61

Net asset value at end of period	$10.61

Total return (b)	6.10	%(c)

Net assets at end of period (000's)	$5,891

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.80	%(d)

Ratio of net expenses to average net assets (e)	1.22	%(d)

Ratio of net investment income to average net assets (e)	0.42	%(d)

Portfolio turnover rate	18	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2016

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 29, 2015.

The investment objective of the Fund is long-term capital growth.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – other significant observable inputs

● Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,244,085	$—	$—	$5,244,085

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Cash account – The Fund’s cash is held in a bank account with balances which may exceed the amount of related federal insurance. As of August 31, 2016, the cash balance represents amount in deposit sweep account.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the period ended August 31, 2016, the redemption fee did not apply to any shareholder transactions.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended August 31, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

Th Fund selected a tax year end of September 30, 2016; however, the tax information presented in this report is as of August 31, 2016.

The following information is computed on a tax basis for each item as of August 31, 2016:

Tax cost of portfolio investments	$4,631,390
Gross unrealized appreciation	$645,292
Gross unrealized depreciation	(32,597)
Net unrealized appreciation	612,695
Undistributed ordinary income	36,995
Accumulated earnings	$649,690

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The value of the federal income tax cost of portfolio investments and the tax components of accumulated earnings and the financial statement cost of portfolio investments and components of net assets may be temporarily different (“book/tax differences”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended August 31, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $5,310,879 and $702,683, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Marshfield Associates, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”). As of August 1, 2016, under the Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets. Prior to August 1, 2016, the Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

As of August 1, 2016, pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce its investment advisory fees and reimburse other expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, the (“1940 Act”)) to an amount not exceeding 1.10% of the Fund’s average daily net assets. Prior to August 1, 2016, the Adviser had contractually agreed to reduce its investment advisory fees and reimburse other expenses so that the Total Annual Fund Operating Expenses did not exceed 1.25% of the Fund’s average daily net assets. Accordingly, during the period ended August 31, 2016, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $52,537.

15

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2016, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $85,254 no later than August 31, 2019.

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

During the period ended August 31, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) received from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also received a $500 annual retainer from the Fund. Effective October 1, 2016, each Independent Trustee will receive a $1,000 annual retainer from the Fund, except for the Board Chairman, who will receive a $1,200 annual retainer from the Fund.

16

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

PRINICIPAL HOLDERS OF FUND SHARES

As of August 31, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Christopher M. Niemczewski	23%
Marshfield Associates 401k Plan	19%
Elise J. Hoffman	19%
Melissa Vinick Gilbert	17%
Carolyn Miller	11%

5. Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2016, the Fund had 36.3% of the value of its net assets invested in securities within the Financials sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the increase in trustee fees as noted in Note 4.

17

MARSHFIELD CONCENTRATED OPPORTUNITY FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Marshfield Concentrated Opportunity Fund and
Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Marshfield Concentrated Opportunity Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2016, and the related statements of operations and changes in net assets and financial highlights for the period December 29, 2015 (commencement of operations) through August 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Marshfield Concentrated Opportunity Fund as of August 31, 2016, and the results of its operations, changes in net assets, and the financial highlights for the period December 29, 2015 (commencement of operations) through August 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2016

18

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2016) and held until the end of the period (August 31, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 90 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

19

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,134.80	1.22%	$6.55
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.00	1.22%	$6.19

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-855-691-5288. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

MARSHFIELD CONCENTRATED OPPORTUNITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	24	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	24	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	24	None

21

MARSHFIELD CONCENTRATED OPPORTUNITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (Continued):
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	24	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
David R. Carson Year of Birth: 1958	Since April 2013	President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to present), The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

22

MARSHFIELD CONCENTRATED OPPORTUNITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	V.P., Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager for Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-575-4800.

23

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SHAREHOLDER WRITTEN CONSENT

On January 13, 2016, shareholders of the Fund approved by written consent a change in the Fund’s fundamental investment policy regarding concentration (the “Concentration Policy”). Initially, the Fund’s Concentration Policy stated that it would not invest more than 50% of its total assets in a particular industry. As a result of the shareholder written consent, the Concentration Policy was changed to state that the Fund will not invest more than 25% of its total assets in a particular industry. On January 14, 2016, following the shareholder consent, the Fund filed a revised Statement of Additional Information that included the new Concentration Policy.

24

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is David M. Deptula. Mr. Deptula is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $140,000 and $12,500 with respect to the registrant’s fiscal years ended August 31, 2016 and August 31, 2015, respectively.

(b)
Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $31,000 and $2,500 with respect to the registrant’s fiscal years ended August 31, 2016 and August 31, 2015, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal years ended August 31, 2016 and August 31, 2015, aggregate non-audit fees of $31,000 and $2,500, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. With respect to the fiscal year ended August 31, 2016, aggregate non-audit fees of $2,500 were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The registrant’s Committee of Independent Trustees of the Board of Trustees determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	November 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Henry M. T. Jones
Henry M. T. Jones, Principal Executive Officer of Blue Current Global Dividend Fund

Date	November 9, 2016

By (Signature and Title)*		/s/ Robert T. Slaymaker
Robert T. Slaymaker, Principal Executive Officer of Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Fund

Date	November 9, 2016

By (Signature and Title)*		/s/ Daniel Darchuck
Daniel Darchuck, Principal Executive Officer of Topturn OneEighty Fund

Date	November 9, 2016

By (Signature and Title)*		/s/ Afredo Viegas

Alfredo Viegas, Principal Executive Officer of Castlemaine Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund

Date	November 9, 2016

By (Signature and Title)*		/s/ Christopher M. Niemczewski
Christopher M. Niemczewski, Principal Executive Officer of Marshfield Concentrated Opportunity Fund

Date	November 9, 2016

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	November 9, 2016

*	Print the name and title of each signing officer under his or her signature.